Exhibit 99.2 Schedule 2

Loan Level Exceptions

Run Date - 4/11/2024

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	TILA Status	QM Status	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XZEO1NQK1OJ	XX			XX	Pending Status	Pending Status		1	1	1	1	1	1	1	1
D2YOA3YRVV4	XX	XX	QM/Non-HPML	QM/Non-HPML	2	2	1	1	2	1	1	2	*** (OPEN) TRID - SPL missing - EV 2
																	COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
WVT5M20M3U3	XX	XX	QM/Non-HPML	QM/Non-HPML	2	2	1	1	2	1	1	2	*** (OPEN) TRID - SPL missing - EV 2
																	COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
4VC45XPTJPI	XX	XX	QM/Non-HPML	QM/Non-HPML	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ). The lender credit decreased on the CD issued on 10/XX/17 without a valid reason. A cost to cure in the amount of $2,330.54 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label). The transaction is the purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   The CD issued on 10/XX/17 was provided to the consumer more than three business days after the rate lock, 10/XX/17. Although the regulation does not require a revised disclosure unless the charges and or terms become inaccurate, without a disclosure, the auditor is unable to determine if lender credits were added or increased. The defect may be cured by providing evidence lender credits did not increase once the rate locked. The transaction is the purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared 9/XX/17; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List,  ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure. The transaction is the purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued 10/XX/17 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 10/XX/17. If disclosure was delivered electronically, the E-consent is required as well. The transaction is the purchase of a primary residence. The statute of limitation has expired.
IBT0BREUY1C	XX	XX		XX	QM/GSE Temporary-QM/SH	QM/GSE Temporary-QM/SH		1	1	1	1	1	1	1	1
FCLF54U0AOB	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	2	3	3	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: The following fees were included in Section B of the CD issued on 11/XX/2021: Title - Closing Preparation Fee, Title - Endorsements, Title - Settlement Fees, Title - Title Insurance Lender, Title - Title-Tax Research. However, the fees should have been entered under Section C.	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The file is missing the LP/Accept AUS as noted on the 1008 page XX

*** (CURED) Missing Appraisal - EV R
COMMENT:   The appraisal report is missing. It is noted the 1008 page XXreflects, No appraisal form 2070.

																		*** (CURED) Missing TRID RESPA Disclosures - EV R
DE1PBF1YV3Y	XX			XX	Not Covered/Exempt	Not Covered/Exempt		3	1	3	1	1	1	1	1			*** (CURED) AUS: File does not contain all AUS Reports run - EV R COMMENT: The AUS in file is dated after closing. The loan file is missing the AUS used at the time of origination.
Q5ACRJARHYS	XX	XX	XX	QM/APOR SH	QM/APOR SH	3	3	3	3	1	3	3	1	*** (OPEN) AUS: File does not contain all AUS Reports run - EV 3
COMMENT:   The DU AUS on page XX date 6/XX/2022 was not refreshed to confirm valid credit reference number per the credit report (dated 6/XX/2021) on page XX VOM on page XXreflects late payment for 5/XX/2021 paid on 6/XX/2021.  Agree, S&D VOM identified late payment. AUS and credit were not refreshed to confirm valid AUS findings.

*** (OPEN) Missing Appraisal - EV 3
																COMMENT: PIW used at origination; however, AUS in file does not reflect a PIW being acceptable. Appraisal form 1004 required by AUS in file.
HVACHILAF2R	XX	XX	QM/Non-HPML	QM/Non-HPML	3	3	3	1	3	3	1	3	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   Unable to determine final DTI as the Equifax Work Number in file states borrower is on leave from current job.  the file contains disability information in file is from 2016 and the loan closed 7/XX/2021. Unable to identify monthly income resulting in inability to determine DTI. Overlay max DTI 70%. Residual income for family of 1 in the West is $491.00.  Agree: S&D reason, income inadequately documented for borrower on disability leave. New DTI from is 163%.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT:   Loan does not meet the ability to manage repayment due to lack of income verification to determine DTI.  Unable to determine final DTI as the XX Work Number in file states borrower is on leave from current job. The file contains disability information from 2016 and the loan closed 7/XX/2021. Unable to identify monthly income resulting in inability to determine DTI. Overlay max DTI 70%. Residual income for family of 1 in the xx is $491.00.  Agree: S&D reason, income inadequately documented for borrower on disability leave. New DTI from is 163%.

*** (OPEN) Missing income documentation (ATR) - EV 3
COMMENT:   The loan application shows borrower works for XX for 20.7 years.  The xx Work Number in file states borrower is on leave from this job.  The file contain a St of CA disability statement from 2016, loan closed 7/XX/2021.  The file does not contain current income documentation to determine the qualification of this loan.  Agree. S&D Income inadequately documented for borrower on disability leave. New DTI from is 163%.

*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 3
																COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with a new creditor; however, the version provided is for a refinance with the same creditor. Version H-9 was provided; Version H-8 was required. The defect can be resolved by opening rescission and providing the correct ROR version.
DBB5BOCVJ4E	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	3	3	1	1	*** (OPEN) Appraised value is less than loan amt. - EV 3
COMMENT:   Appraised value per the appraisal in file on page XXis $XX.  Value used at origination is $XX.  Documentation to support this value is missing from the loan file.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan CLTV / LTV did not meet guideline requirement. The AUS in file shows a loan amount of $174,000 with an appraised value of $232,500 resulting in a LTV of 75% for this investor cash out refinance.  The loan file contains an appraisal on page XXshowing a value of $160,000 resulting in a LTV of 108.75%, which is outside of guidelines.  Overlay max LTV 100%. The loan does not contain sufficient compensating factors to consider overlays of greater than 100% LTV.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 3
COMMENT: The AUS in file shows a loan amount of $XX with an appraised value of $XX resulting in a LTV of 75% for this investor cash out refinance. The loan file contains an appraisal on page XXshowing a value of $XX resulting in a LTV of 108.75%, which is outside of guidelines. Overlay max LTV 100%. The loan does not contain sufficient compensating factors to consider overlays of greater than 100% LTV.	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Missing hazard insurance from the loan file for the subject property.

*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
COMMENT:   Final 1003 in file states the transaction is for an investment property; however the current address listed on the 1003 on page XXis the subject property.  Dec page XXthe final 1003 on page XXalso states the borrower will occupy the property as a primary residence.  Several items in file show this as a tenant occupied property , the appraisal, and the 1008. the loan file is missing HOI policy to confirm.

*** (CURED) TRID - Zero tolerance violation - EV R
																		COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the Title Bringdown fee was not accepted because a valid reason was not provided. This fee was paid to the affiliate and therefore, subject to Zero tolerance. A cost to cure in the amount of $75 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
OEEP0WTG1GT	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	1	3	1	1	1	1	1	*** (CURED) Unable to verify all credit obligations (ATR) - EV R
																		COMMENT: %. The credit report (page XX reflected an installment lease account with a balance of $3,671 and monthly payment of $399. The origination DTI did not include the installment debt. The file did not include evidence at origination documenting the account was paid in full. An audit credit report (page XX dated 3.XX.2022 reflected the account was paid in full 11.2021, which is after the subject closing. The actual DTI is 67.40%.
2LW0WRWIHXL	XX	XX	XX	Not Covered/Exempt	Not Covered/Exempt	3	3	3	1	1	3	1	1	*** (OPEN) Property Type does not meet eligibility requirement(s) - EV 3
																COMMENT: The loan file did not meet eligibility requirements for the property use. Property is being used as an XX as commercial use. This is not acceptable per FNMA guidelines. Agree. S&D: Guideline violation - Subject is a NOO XX. Commercial use.
SPQQ2EXIWLI	XX	XX	3	3	3	3	2	3	3	2	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 3
COMMENT:   The loan file is missing the credit report and any supplemental report that may have been pulled. Further, there are no copies of the applications in the loan file or the 1008. It is unknown if an AUS was submitted since the 1008 is missing and the loan file is missing an AUS submission to any agency.  The credit history was unable to be determined.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT:   The DTI per guideline is unable to be determined due to missing critical documents. The loan file is missing the credit report and any supplemental report that may have been pulled. Further, there are no copies of the applications in the loan file or the 1008. It is unknown if an AUS was submitted since the 1008 is missing and the loan file is missing an AUS submission to any agency. Calculating the DTI or determining a housing and credit history is not possible with the documents provided.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   Appraisal is missing.

*** (OPEN) Unable to verify all credit obligations (ATR) - EV 3
COMMENT:   The loan file is missing the credit report and any supplemental report that may have been pulled. Further, there are no copies of the applications in the loan file or the 1008. It is unknown if an AUS was submitted since the 1008 is missing and the loan file is missing an AUS submission to any agency.  The total debt was not able to be determined due to missing credit report and final 1003.

*** (OPEN) Unable to verify PITI on other mortgage related obligations (ATR) - EV 3
COMMENT: The ATR was not able to be determined due to missing critical documents. The loan file is missing the credit report and any supplemental report that may have been pulled. Further, there are no copies of the applications in the loan file or the 1008. It is unknown if an AUS was submitted since the 1008 is missing and the loan file is missing an AUS submission to any agency.	*** (OPEN) Application Missing - EV 2
COMMENT:   The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List,  Homeownership Counseling Disclosure.

*** (OPEN) Evidence of Appraisal delivery - EV 2
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer promptly upon completion or at least 3-business days prior to the consummation date, 5/XX/2017.  If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))

*** (OPEN) Final 1003 is Missing - EV 2
COMMENT:   The final 1003 is missing.

*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   The Right to Cancel Notice is missing from the loan file. The defect can be cured by providing the document. Consummation occurred 5/XX/17 and the transaction is rescindable. The statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD may be missing from the loan file. The only CD provided was issued 5/XX/2017 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 5/XX/2017. If disclosure was delivered electronically, the E-consent is required as well. Consummation occurred 5/XX/2017 and the transaction is rescindable. The statute of limitation has expired.

*** (OPEN) Unable to Validate what QM Program the Loan was Originated under - EV 2
																	COMMENT: Unable to determine how the loan was reviewed per QM status at origination.
3X1IDCUK1TZ	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report. Statute of limitation has expired.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared 6/XX/19; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List,  and Homeownership Counseling Disclosure. The statute of limitation has expired.

*** (OPEN) TRID - 10% tolerance violation - EV 2
																	COMMENT: This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) Because it appears that the SPL was provided late, shoppable fees were tested under 10% tolerance. In addition, the increase to the Recording fee on CD 2/XX/20 was not accepted because a valid reason was not provided. This resulted in a cost to cure of $620.60. The violation can be resolved by reimbursing the consumer or providing the initial application date for a re-test. The statute of limitation has expired.
MDSXX3XUQFT	XX	XX	QM/APOR SH	QM/APOR SH	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   Final signed 1003 is missing from the loan file for both borrowers.  Initial 1003 is missing from the loan file for borrower 1.

*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   Final AUS used for eligibility is missing from the loan file.  AUS in file on page XXis not for the correct borrower.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The loan file is missing the proof of hazard insurance for the subject property.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																		COMMENT: Verbal verification of employment dated within 10 days of closing is missing from the loan file for borrower 1 for the current employer.
FRYDZSUPC34	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	1	1	3	3	1	1	1	*** (CURED) Missing Appraisal - EV R
COMMENT:   Uniform Residential Appraisal Report is missing from the loan file as required by guidelines. The loan did not have a LAPP.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																		COMMENT: The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date: Initial LE, Service Provider List, Homeownership Counseling Disclosure.
KSLXL4VVEI5	XX	XX	QM/APOR SH	QM/APOR SH	3	1	3	1	3	1	1	1	*** (CURED) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV R
COMMENT:   The CHARM Booklet is missing. The defect can be resolved by providing the missing disclosure.

*** (CURED) Loan program disclosure missing or unexecuted - EV R
																		COMMENT: The Adjustable Rate Mortgage Loan Program Disclosure is missing. The defect can be cured by providing the disclosure.
ZDDXOAZWNR3	XX			XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
5RRPF3NKEDI	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	3	2	3	1	2	*** (OPEN) Asset Verification insufficient - EV 3
COMMENT:   The Principal account is a 401K through the borrower's employer XX. The vested balance is $9,724.89. At 60% (employer based) the amount that could be used is $5,834.93. However, the loan file is missing the terms of the employer based 401K which states whether money can be withdrawn or not. Audit did not consider any of the assets from this account.

*** (OPEN) Assets are not sufficient to close - EV 3
COMMENT: Per 1003 the borrower had a total of $23,640.66 in liquid and non-liquid assets. Of the funds listed on the 1003 the Principal 401K account in the amount of $13,261.28 is missing documentation verifying whether money can be withdrawn or not; therefore, cannot use. The costs paid at closing was verified on page XX. The most recent XX Bank statement for May XX, 2022, on page XXreflects a balance of $1,360.82. Per the LP on page XX the borrower was required to have $11,298.91 in reserves; therefore, the borrower is short a total of $9,938.09 in funds ($11,298.91 - $1360.82 = $9,938.09).	*** (OPEN) Evidence of Appraisal delivery - EV 2
COMMENT: The file did not contain evidence that showed a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date, 5/XX/2022. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR 1002.14(a)(1)). The transaction is a purchase of a primary residence. The statute of limitation has expired.	*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
																		COMMENT: The appraisal had the value of $XX subject to repairs or alterations. The file is missing the final report indicating completion is 100% complete.
ETFTRKH50QB	XX	XX	Not Covered/Exempt	Not Covered/Exempt	3	3	3	3	1	3	1	1	*** (OPEN) Missing asset documentation (ATR) - EV 3
COMMENT:   The assets do not meet the ATR as required by the AUS.  The assets required by the AUS were $339,666.26 and verified assets in file total $297,192.77

*** (OPEN) VVOE > 10 days prior to Note date - EV 3
COMMENT: Verbal verification of employment is missing from the loan file for the borrower's business XX	*** (OPEN) Note is missing or unexecuted - EV 2 COMMENT: The Note is missing. The defect can be resolved by providing the executed missing document. The statute of limitation has expired.	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   Fully executed initial 1003 is missing from the loan file.

*** (CURED) Cash reserves less than required by guidelines - EV R

*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
COMMENT:   Appraisal in file is subject to the completion of the home.  The completion cert is missing from the loan file.

*** (CURED) Missing AUS - EV R
																		COMMENT: The loan file is missing the AUS findings used for eligibility for closing. AUS in file is dated 8/10, after the file has been closed.
S3JCR4I1CHR	XX			XX	Not Covered/Exempt	Not Covered/Exempt		3	1	3	1	1	1	1	1			*** (CURED) Application Missing - EV R COMMENT: The final signed 1003 from closing is missing from the loan file.
NZ1UI3ITH2V	XX			XX	Not Covered/Exempt	Not Covered/Exempt		3	1	3	1	1	1	1	1			*** (CURED) Application Missing - EV R COMMENT: The file is missing the final signed and dated loan application.
QEF25ZD15Y5	XX	XX	Not Covered/Exempt	Not Covered/Exempt	3	1	3	1	3	1	1	1	*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 8/XX/22. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))

*** (CURED) Documentation Does Not Support - EV R
COMMENT:   The loan was approved with an LP Accept AUS page XX LP required two years personal and business returns if business is in existence for less than 5 years. The business tax return page XXshows the business was incorporated 5/XX/2020. The file has only one year, 2021 tax returns. The 2020 tax returns are missing. Unable to calculated the borrowers income and DTI.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The loan does not meet ability to repay due to missing income documentation.  Per the AUS LP page XX LP reflects " if the business has been in existence for less than five years, provide individual and business tax returns for the recent two years." The borrowers 2021 business tax return page XXreflects the business was incorporated 5/XX/2020 which is less than 5 years and would required 2 years returns the file only contains 2021 and does not contain 2020 returns as required.

*** (CURED) Tax Returns - EV R
																		COMMENT: The loan does not meet guidelines per the AUS LP page XX LP reflects " if the business has been in existence for less than five years, provide individual and business tax returns for the recent two years." The borrowers 2021 business tax return page XXreflects the business was incorporated 5/XX/2020 which is less than 5 years and would required 2 years returns the file only contains 2021 and does not contain 2020 returns as required.
OWJ2MO4OSTY	XX	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	2	3	1	2	*** (OPEN) Assets are not sufficient to close - EV 3
COMMENT:   The borrower needed $169,669.47 for closing.  Additionally, per the 1003 debts were to be paid off total estimate of $212,995 which includes a mortgage with a balance of $186,614. The file is missing the CD for the sale of XX confirming $536,012.63 in proceeds.

*** (OPEN) Missing asset documentation (ATR) - EV 3
COMMENT: The asset document is missing to meet the ATR. The file is missing the CD for the sale of XX confirming $536,012.63 in proceeds and mortgage paid in full.	*** (OPEN) Evidence of Appraisal delivery - EV 2
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 10/XX/21. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1)) The transaction is the purchase of a primary home. The statute of limitation has expired.

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   The PCCD issued 2/XX/22 is inaccurate. The refund provided is not listed in Section J. If the creditor is providing  the cure for the tolerance violation in the form of a lender credit, the creditor will need to disclose the credit within the Lender Credits disclosure in the closing costs totals section,  along with a statement that such amount of Lender Credits includes a credit for an amount  that exceeds legal limits. (§§ 1026.38(e)(2)(iii)(A)(3) and 38(i)(1)(iii)(A)(3). The transaction is the purchase of a primary home. The statute of limitation has expired.

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 2/XX/22 was provided more than 60 calendar days after the consummation date, 10/XX/2021. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
																	COMMENT: The Escrow Account Disclosure on the PCCD issued on 2/XX/22 is inaccurate. The Initial Escrow Payment on the table does not match the Initial Escrow Payment at Closing on page XX The transaction is the purchase of a primary residence. The statute of limitation has expired.	*** (CURED) Missing proof of hazard insurance - EV R COMMENT: The proof of Hazard insurance is missing.
NMBG4G1SMKD	XX	XX	QM/Non-HPML	QM/Non-HPML	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to the lender credit was not accepted because the change was not disclosed within 3-business days. The change occurred on 11/XX/2017; however, the disclosure was not issued until 11/XX/2017.  A cost to cure in the amount of $4223.57 is required. The defect can be cured by reimbursing the consumer or providing evidence that shows the change was disclosed within 3-business days. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). The transaction is a refinance of a primary residence. The statute of limitation has expired.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The  CD issued on 11/XX/2017 was provided to the consumer more than three business days after the rate lock, 11/XX/2017. Although the regulation does not require a revised disclosure unless the charges and or terms become inaccurate, without a disclosure, the auditor is unable to determine if lender credits were added or increased. The defect may be cured by providing evidence lender credits did not increase once the rate locked. The transaction is a refinance of a primary residence. The statute of limitation has expired.

*** (OPEN) QM Points and Fees - EV 2
COMMENT:   The loan amount is $XX or more, and the transaction's total points and fees is $10,417.57, which exceeds 3 percent of the total loan amount of $347,218.15. The following fees were included in the calculation: Administration $792.57 and lender paid compensation $9625. Points and Fees is over by $1.03. The violation may be cured by reimbursing the consumer $1.03. The transaction is a refinance of a primary residence. The statue of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD may be missing from the loan file. The only CD provided was issued 11/XX/17 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 11/XX/17. If disclosure was delivered electronically, the E-consent is required as well. The transaction is a refinance of a primary residence. The statute of limitation has expired.
AEIPPYRSOZM	XX	XX	Pending Status	Pending Status	3	2	3	1	1	2	1	1	*** (OPEN) MI, FHA or MIC missing and required - EV 2
																	COMMENT: The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert. The transaction is the purchase of a primary residence. The statute of limitation has expired.	*** (CURED) AUS: File does not contain all AUS Reports run - EV R COMMENT: AUS in file is dated after closing took place. The loan file is missing the final AUS used for qualification and QM Status.
WK3EUJY33DV	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Assets are not sufficient to close - EV 3
COMMENT:   The loan does not meet the required asset guideline. The DU AUS shows the loan was approved at origination with assets of $31,163.32, page XXand the CD, page XXshows the borrower required $32,163.32 for the subject loan transaction. The file has a CD, page XXfrom the sale of the departure residence that reflects proceeds of $44,849.88. However the Separation agreement, page XX reflects the borrower is awarded 50% of the proceeds or $22,424.94. As a result, the borrower is short $9,738.38 in verified assets.  Agree. S&D reason, MI was rescinded due to insufficient assets verified for closing.

*** (OPEN) Missing asset documentation (ATR) - EV 3
																COMMENT: The loan does not meet ATR due to insufficient assets verified. The DU AUS shows the loan was approved at origination with assets of $31,163.32 and the CD shows the borrower required $32,163.32 for the subject loan transaction. The file has a CD from the sale of the departure residence that reflects proceeds of $44,849.88. However the Separation agreement reflects the borrower is awarded 50% of the proceeds or $22,424.94. As a result, the borrower is short $9,738.38 in verified assets. S&D: Agree, MI was rescinded due to insufficient assets verified for closing.
TM3FRPPJC5E	XX	XX	2	2	2	1	2	2	1	2	*** (OPEN) Application on/after 2010 and Service Provider List is Missing - EV 2
COMMENT:   The Service Provider List was missing from the loan file.

*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ) The finance charge is $226,726.12. The disclosed finance charge of $225,975.25 is not considered accurate because it is understated by more than $100. The finance charge is understated by $757.87. The index was not provided in the file. The index used was 0.867. The transaction is a refinance of a primary residence. The statute of limitation has expired.

*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The initial TIL issued 8/XX/2015 was provided more than 3 business days after application date, 7/XX/2015. The transaction is the refinance of a primary residence. The statute of limitation has expired.

*** (OPEN) Evidence of Appraisal delivery - EV 2
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 9/XX/2015. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))

*** (OPEN) Loan program disclosure missing or unexecuted - EV 2
COMMENT:   The loan file did not contain the loan program disclosure; loan was an ARM.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
																	COMMENT: The Servicing Disclosure was missing from the loan file.
MF4SC3JHI3H	XX	XX		XX	QM/GSE Temporary-QM/SH	QM/GSE Temporary-QM/SH		1	1	1	1	1	1	1	1
IPRFSKXA3JG	XX	XX	QM/Non-HPML	QM/Non-HPML	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/23 was provided more than 60 calendar days after the consummation date, 9/XX/22. The PCCD was provided to correct the following item(s): Title fees were moved from Section B to Section C. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 4/XX/2023 was provided more than 60 calendar days after the consummation date,9/XX/2022. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The AUS provided in file reflects a submission date after the closing took place.  AUS used for qualification is missing from the loan file.

*** (CURED) TRID - Zero tolerance violation - EV R
																		COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 9/XX/2022 was not accepted because a valid reason was not provided: Appraisal Fee and Credit Report Fee. This resulted in a cost to cure in the amount of $300.48 is required. However, because a refund was provided at consummation, only $176.93 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
Q50OONUNBIX	XX	XX	2	2	1	1	2	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the credit report on the CD issued 11/XX/17 was not accepted because a valid reason was not provided. A cost to cure in the amount of $1.89 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The transaction is a primary purchase. The statue of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD may be missing from the loan file. The only CD provided was issued 11/XX/17 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 11/XX/17. If disclosure was delivered electronically, the E-consent is required as well. The transaction is a primary purchase. The statute of limitation has expired.
TXEEGQA2MGI	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ). The decrease to lender credits on the CD issued on 1/XX/2021 was not accepted. Although the decrease appears to be valid, because a COC was not provided, auditor is unable to determine if the revised CD was disclosed within 3 business days of the decrease.  A cost to cure in the amount of $200.00 is required. Total cost to cure amount is $437.XX. The defect can be cured by reimbursing the consumer or by providing the date of the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The Note is missing. The defect can be resolved by providing the executed missing document.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Discount Points. The change occurred on 12/XX/2020; however, the disclosure was not issued until 1/XX/2021.  A cost to cure in the amount of $237.78 is required. Total cost to cure amount is $437.XX. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																		COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued 1/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 1/XX/2021. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.
HLFR5WLKPS1	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	3	3	1	2	*** (OPEN) Cash reserves less than required by guidelines - EV 3
COMMENT:   The loan does not meet guidelines per the AUS DU on page XXwhich reflects a Refer/Eligible Recommendation. The FHA Guidelines for Manual Underwriting of the Borrower does require one months reserves. The file reflects the borrowers verified assets of $11,037.38, page XX and the borrower needed $9,926.24 to close the loan per the CD, page XXresulting in reserves after closing of $1,111.14. Per the CD the one month reserve requirement is $1,353.32. The Borrower is short $242.18 in verified reserves. Agree. S&D reason, Unable to UW as a manual due to no VOR or reserves.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 3
COMMENT: The loan does not meet guidelines per the AUS DU on page XXwhich reflects a Refer/Eligible Recommendation. The FHA Guidelines for Manual Underwriting of the Borrower does require a rental reference demonstrating the timing of payments of the most recent 12 months. The URLA, page XX reflects the borrower currently renting for 4 years paying $500 monthly rent. The file is missing the Borrowers rental payment verification for the prior 12 months. Agree. S&D reason, Unable to UW as a manual due to no VOR or reserves.	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 5/XX/2023 was provided more than 60 calendar days after the consummation date, 8/XX/22. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 8/XX/22. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures (i.e ITP, initial LE) provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The addition of the Engineering Certification Fee on the CD issued 8/XX/22 was not accepted because a valid reason was not provided.  The fee was tested under 10% because it is in Section C and a provider for the service was not listed on the SPL. A cost to cure in the amount of $417.30 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID - Zero tolerance violation - EV R
																		COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on the LE issued 7/XX/22 was not accepted because a valid reason was not provided. A cost to cure in the amount of $75 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
G1MWXFIKVBI	XX	XX	2	2	1	1	2	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated6/XX/18 was not disclosed within 3 days of the application date, 5/XX/18. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   The Escrow Table is inaccurate when compared to page XXf the CD. The "Monthly Escrow Payment" is incorrect because it does not include the monthly MI. The total on the table is $1797.33; however, it should be $2170.78 ($1793.33 + 373.45). In addition, because the figure is incorrect, the "Escrowed Property Costs over Year 1" is incorrect as well. The total amount should be $23,878.58. The transaction if the purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD may be missing from the loan file. The only CD provided was issued 7/XX/2018 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 7/XX/2018. If disclosure was delivered electronically, the E-consent is required as well. The transaction if the purchase of a primary residence. The statute of limitation has expired.
P0JDBWLRHL2	XX	XX	QM/Non-HPML	QM/Non-HPML	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   The CD issued on 1/XX/18 was provided to the consumer more than three business days after the rate lock, 1/XX/18. Although the regulation does not require a revised disclosure unless the charges and or terms become inaccurate, without a disclosure, the auditor is unable to determine if lender credits were added or increased. The defect may be cured by providing evidence lender credits did not increase once the rate locked. The transaction is rescindable. The statute of limitation has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The addition of the following fee on 1/XX/18 was not accepted because a valid reason was not provided: Discount Points. A cost to cure in the amount of $6,127.50 is required. Additionally, the increase to the following fee was not accepted because the change was not disclosed within 3-business days: Transfer Taxes. The change occurred on 12/XX/17; however, the disclosure was not issued until 1/XX/18. A cost to cure in the amount of $192.50 is required. Total cost to cure is $6,320. The defect can be cured by reimbursing the consumer, providing evidence that the change was disclosed within 3-business days, and/or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The transaction is rescindable. The statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued 1/XX/18 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 1/XX/18. If disclosure was delivered electronically, the E-consent is required as well. The transaction is rescindable. The statute of limitation has expired.
ZB1GQZMESQH	XX	XX		XX	QM/GSE Temporary-QM/SH	QM/GSE Temporary-QM/SH		1	1	1	1	1	1	1	1
C1OAJJJNIIS	XX	XX	QM/APOR SH	QM/APOR SH	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
																	COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/23 was provided more than 60 calendar days after the consummation date, 1/XX/21. The PCCD was provided to correct the following item(s): moved the Title Abstract Search from Section C to Section B. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.
OC0AOKG04GJ	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	2	3	1	2	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan did not meet the DTI guideline. The loan was approved at origination DTI of 37.23% per AUS DU on page XX  The borrowers income from XX County was not properly evaluated. The file has a Paystub, page XX  TWN VOE page XXand a WVOE page XXthat all three show different annual salaries and the WVOE shows overtime income but the paystub shows none. The discrepancies were not investigated or explained, resulting in an Audit DTI 410.52%.  Overlay max DTI is 65%.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT: The loan did not meet the ability to manage repayment of the loan. The loan was approved at origination DTI of 37.23% per AUS DU on page XX The borrowers income from XX County was not properly evaluated. The file has a Paystub, page XX TWN VOE page XXand a WVOE page XXthat all three show different annual salaries and the WVOE shows overtime income but the paystub shows none. The discrepancies were not investigated or explained, resulting in an Audit DTI 410.52%. Overlay max DTI is 65%.	*** (OPEN) TRID - Zero tolerance violation - EV 2
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on 3/XX/2021 was not accepted because a valid reason was not provided. A cost to cure in the amount of $150.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The transaction is the purchase of a primary residence. The statute of limitation has expired.	*** (CURED) Note is missing or unexecuted - EV R COMMENT: The Note is missing. The defect can be resolved by providing the executed missing document.
SVKG5ZWHGBB	XX	XX	Non-QM/Compliant	Non-QM/Compliant	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/23 was provided more than 60 calendar days after the consummation date, 2/XX/2019. The PCCD was provided to correct the following item(s): title fees were moved from Section B to Section C. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 2/XX/2019 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 2/XX/2019. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.
00LPMJ2TOJH	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	2	3	1	2	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan did not meet the DTI per guideline. The AUS at origination had DTI at 49.89% using three SSI types.  Audit DTI is 126.8%.  The required three year contingency for the SSI was not documented therefore, not allowed.  The overlay max DTI is 65% when exceeding needs to meet residual income for 3 in the Midwest $889. This was not met Audit residual income -398.86.  Agree S&D reason, DTI incorrectly calculated and exceeds investor guidelines - actual DTI of 77.85%.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT: The loan did not meet the DTI ATR. The AUS at origination had DTI at 49.89% using three SSI types. Audit DTI is 126.8%. The required three year contingency for the SSI was not documented therefore, not allowed. The overlay max DTI is 65% when exceeding needs to meet residual income for 3 in the Midwest $889. This was not met Audit residual income -398.86. Agree S&D reason, DTI incorrectly calculated and exceeds investor guidelines - actual DTI of 77.85%.	*** (OPEN) Evidence of Appraisal delivery - EV 2
																	COMMENT: The file did not contain evidence that showed a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date, 11/XX/21. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR 1002.14(a)(1))	*** (CURED) MI, FHA or MIC missing and required - EV R COMMENT: The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert.
EIYP4J0CDAG	XX	XX	QM/APOR SH	QM/APOR SH	3	2	3	1	2	2	1	2	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The 1008, page XX in the loan file indicates a DTI of 43.588% whereas the AUS LP, pg XX, reflects a DTI of 48%. The data tape reflects the 1008. The loan file is missing the most recent 1008 which matches the AUS.  The audit DTI is 46.769%.

*** (OPEN) TRID- SPL late - EV 2
																	COMMENT: The Service Provider List issued on 3/XX/2023 was not disclosed within 3 days of the application date, 2/XX/2023. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.	*** (CURED) Missing Documentation - EV R COMMENT: The loan transaction is a purchase. The loan file is missing the Purchase Agreement.
SOCTZM12A3K	XX	XX	XX	QM/APOR HPML	QM/APOR HPML	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.

*** (CURED) Missing legal documents for senior or subordinate lien - EV R
																		COMMENT: Missing IHCDA Program Promissory Note and Loan Agreement to confirm terms of the subordinate lien are missing from the loan file.
NM0TDTXGIZY	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	3	3	2	3	1	*** (OPEN) Property Issues indicated - EV 3 COMMENT: The property is an ineligible condo. Appraisal in file reflects the property is a converted hotel and not acceptable by FNMA	*** (OPEN) Assets are not sufficient to close - EV 2	*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The loan file did not meet ATR for assets documentation.  The funds to close for the borrower were from the sale of the previous home located at XX.  Documentation to reflect funds to close is missing from the loan file.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The initial and/or any revised CDs are missing from the file. Because all CDs are missing, the following reviews could not be performed: TILA Accuracy, QM Testing, Federal and State Testing, tolerance violation review, and final Closing Disclosure accuracy. The defect can be cured by provided the Closing Disclosures that were issued to the consumer. In addition, evidence that the initial was received by the consumer at least 3-business days prior to the consummation date 8/XX/2022 is required.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.

*** (CURED) TRID CD at consummation - EV R
COMMENT:   The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on 8/XX/22 and received by the consumer on 8/XX/22. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.

*** (CURED) TRID- Initial LE timing fail - EV R
																		COMMENT: The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.
05EKGGEYRZZ	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	3	3	1	1	*** (OPEN) Missing sufficient employment documentation (ATR) - EV 3
COMMENT: The employment was not documented and did not meet the Ability to repay. The file did contain a WVOE (P xx), from previous employer, reflecting no income since 2019. Two years work history was not documented and the most recent pay history for borrower was aged 60 days.	*** (CURED) Title issue - EV R
COMMENT:   The preliminary title (P xx), mortgage statement for loan being paid off by subject loan (P xx), and fraud report (P xx), all reflect another person on title to the subject property that is not on title for subject transaction and no evidence of quit claim is in file.  The co-borrower is not on title to the subject property.  There is no explanation or documentation in the file to support removal of current primary on title for subject property and loan being paid off.

*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee (8/XX/2021).  A cost to cure in the amount of $83.40 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) VVOE > 10 days prior to Note date - EV R
																		COMMENT: The file is missing the VVOE within 10 days of the note date of 8/XX/2021.
N1IGOHTJQUJ	XX			XX	Not Covered/Exempt	Not Covered/Exempt		1	1	1	1	1	1	1	1
UPLXVNZD5II	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	3	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   Loan did not meet eligibility requirements.  Borrower was credited with $934 month in unemployment income and $224 net rental income. There was nothing in file to support use of unemployment income and VOE indicated borrower was full time employee.  The file contained 2019/2020 tax returns both showing some unemployment income.  However, the Borrower did not start working with current employer until 2/2020. In addition, the file contained 2020 tax returns with Schedule E reflecting rental loss monthly -$1,648.  Audit DTI over 93.9%.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT: Loan did not meet Ability to Repay requirements for DTI. Origination DTI was 62%. The Borrower was credited with $934 month in unemployment income and $224 net rental income. There was nothing in file to support use of unemployment income and VOE indicated borrower was full time employee. The file contained 2019/2020 tax returns both showing some unemployment income. However, the Borrower did not start working with current employer until 2/2020. In addition, the file contained 2020 tax returns with Schedule E reflecting rental loss ($1648)monthly. Audit DTI 93.9%. Overlay max DTI 65% with residual income for 2 in the state of CA $1,158. Audit residual income $280.04. Agree S&D reason, DTI incorrectly calculated and exceeds investor guidelines- Actual DTI of 90%.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated 2/XX/21 was not disclosed within 3 days of the application date, 12/XX/20. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the discount points on the CD issued 5/XX/21 was not accepted because a valid reason was not provided. According to the COC 5/XX/21, rate decreased/increased. However, the rate stayed the same from 4/XX/21. A cost to cure in the amount of $1770.72 is required. The violation can be resolved by reimbursing the consumer or providing a valid reason. If reimbursing the consumer, the following documents are required: LOE, PCCD, copy of refund, proof of delivery (mailing label).

*** (CURED) TRID- SPL late - EV R
																		COMMENT: The Service Provider List issued on 2/XX/21 was not disclosed within 3 days of the application date, 12/XX/20. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
WPFRMN1SBOG	XX	XX	XX	Not Covered/Exempt	Not Covered/Exempt	3	3	3	1	1	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The Loan does not meet guideline requirements for DTI.  Rental income from the Comparable Rent Schedule (P xx) was used for qualification.  Actual rent was $1,250, but $1,900 market rent was used for qualification.  The file did not contain anything to support using higher rent than actual. Using the actual rent, the DTI increased from 45% to 59%.  In addition, per the application, the Borrowers owned XX, and rented it for $2,500 per month.  The file contained a lease for the property (P xx), signed 10 days before loan closed.  The lease was signed by someone with same name as Co-Borrower.  A copy of his drivers license was in the file (P xx), and the address was XX.  This same address was on the Borrowers credit report (P xx), and a LOE from Borrower (P xx), said the address belonged to daughter.  The rental income from the lease did not qualify.  When using actual rent from subject property and eliminating rental income from XX, the DTI increased to 99.5%.  Overlay max DTI is 65%.  Agree. S&D reason, DTI incorrectly calculated and exceeds investor guidelines. Actual DTI of 59%.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
																COMMENT: The Loan does not meet the DTI Ability to Repay requirements. Rental income from the Comparable Rent Schedule (P xx) was used for qualification. Actual rent was $1,250, but $1,900 market rent was used for qualification. The file did not contain anything to support using higher rent than actual. Using the actual rent, the DTI increased from 45% to 59%. In addition, per the application, the Borrowers owned XX and rented it for $2,500 per month. The file contained a lease for the property (P xx), signed 10 days before loan closed. The lease was signed by someone with same name as Co-Borrower. A copy of his drivers license was in the file (P xx), and the address was XX. This same address was on the Borrowers credit report (P xx), and a LOE from Borrower (P xx), said the address belonged to daughter. The rental income from the lease did not qualify. When using actual rent from subject property and eliminating rental income from XX, the DTI increased to 99.5%. Overlay max DTI is 65%. Residual income for a family of 2 in the state of FL is $738. Audit residual income $21.86 does not meet the overlay. Agree. S&D reason, DTI incorrectly calculated and exceeds investor guidelines. Actual DTI of 59%.
C2UHAIUYSWT	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan file did not meet the eligibility due to the DTI being out of tolerance.  AUS DTI at the time of origination is 41.44% due to the co-borrower's income being used for qualification.  DTI found in audit is 132.2%, as the WVOE in file on page XXfor the co-borrower reflects a termination date of 5/XX/2021, prior to closing.  S&D Agree.  DTI incorrectly calculatedxx

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
																COMMENT: The loan file did not meet ATR for the DTI. AUS DTI at the time of origination is 41.44% due to the co-borrower's income being used for qualification. DTI found in audit is 132.2%, as the WVOE in file on page XXfor the co-borrower reflects a termination date of 5/XX/2021, prior to closing. S&D Agree. DTI incorrectly calculated.		*** (CURED) Missing Title evidence - EV R COMMENT: Full title documentation is missing from the loan file.
BGDDUXFSE5J	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	1	3	1	1	1	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
																		COMMENT: The loan file did not meet ATR for the credit history requirements. AUS in file reflects a payment history required for the mortgage with XX in the amount of $XX. The required mortgage verification is missing from the loan file.
5M0BXYUKBLU	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	3	3	1	1	*** (OPEN) Occupancy- Potential Occupancy Misrepresentation - EV 3
COMMENT: Fraud Report (p.xx) states the borrower has ownership in XX purchased 5/XX/2019 with a loan obtained 9/XX/2020 in the amount of $xx that was not disclosed on the loan application. It is to be noted, there is an explanation (p.xx) that states XXE is the borrower’s husband’s home; however, per the fraud report, the borrower is also an owner/borrower. The loan application reflects the borrower is married. An additional red flag exists that the hazard insurance policy for the subject property (p.xx) reflects Loss of Rents coverage. Agree S&D reason, the borrower is not occupying as primary residence. The property at XX mortgage statement does not reflect the borrower responsible with the payment.	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the discount points was not accepted because the change was not disclosed within 3-business days. The change occurred on 7/XX/2022; however, the revised disclosure was not issued until 8/XX/2022.  A cost to cure in the amount of $288.06 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																		COMMENT: Fraud Report (p.xx) states the borrower has ownership in XX purchased 5/XX/2019 with a loan obtained 9/XX/2020 in the amount of $xx that was not disclosed on the loan application and not included in the DTI. The loan file is missing documentation to verify the PITIA for this property to include in the DTI. Audit is unable to determine the DTI without documentation to verify the PITIA.
CPSN0K45A3V	XX	XX	QM/Non-HPML	QM/Non-HPML	3	3	1	3	1	1	3	1	*** (OPEN) Quality of Appraisal Report Unacceptable - EV 3
																COMMENT: The value of the property is not supported by the comparable in file. All comparables in file are within a one mile proximity to the subject; however, the comparables 1 and 3 are significantly larger homes and lots. S&D Agree. Comparables are significantly different from the subject property without explanation from appraiser on differences, factors in the market value, or an explanation justifying the value.
2051LATO5HS	XX	XX	Not Covered/Exempt	Not Covered/Exempt	3	3	1	3	1	1	3	1	*** (OPEN) Quality of Appraisal Report Unacceptable - EV 3
																COMMENT: The value is not supported based on the comparables used, the comps range from .27 - 2.73 miles from the subject that is located in a suburban area, 75% built up which is a significant distance. Two of the comparables support a value if $XX. The comparable within .27 miles is significantly larger, is on more acreage and resulted in a final comp value of $XX. Agree S&D reason, Unacceptable comparable. Value is not supported.
VFB3LDRHZAD	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	1	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan does not meet guidelines based on the AUS.  Borrower 1 income was calculated using disability income which ends 12.01.2023 which is 32 months from the time of closing.  The guidelines require 36 months of continuance, which makes the income not eligible for qualifying purposes.  Removing borrower 1 income results in an audit DTI of 113.3%. Overlay allow max DTI is 65% residual income of family of 2 in the state of MI required $641 and audit residual income was $357.5. Agree with S&D Reason, DTI Incorrectly Calculated - Actual DTI of 104.97

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT:   The loan does not meet ability to repay.  Borrower 1 income was calculated using disability income which ends 12.01.2023 which is 32 months from the time of closing.  The guidelines require 36 months of continuance, which makes the income not eligible for qualifying purposes.  Removing borrower 1 income results in an audit DTI of 113.3%. Overlay allow max DTI is 65% residual income of family of 2 in the state of MI required $641 and audit residual income was $357.5. Agree with S&D Reason, DTI Incorrectly Calculated - Actual DTI of 104.97

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
																COMMENT: The Right to Cancel Notice is missing from the loan file. Unable to determine if the applicable version was provided to all required parties. The defect can be cured by providing the document.		*** (CURED) Note is missing or unexecuted - EV R COMMENT: The Note is missing. The defect can be resolved by providing the executed missing document.
OW51WI50BRN	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 5/XX/19 without a valid reason. A cost to cure in the amount of $697.96 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.

*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, 4/XX/2019.

*** (OPEN) TRID - 10% tolerance violation - EV 2
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fees (5/XX/19).  A cost to cure in the amount of $135.20 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 5/XX/19 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 5/XX/19. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.
ZKNBGXY0SOS	XX	XX	Pending Status	Pending Status	3	3	3	1	3	1	1	3	*** (OPEN) QM Points and Fees - EV 3
COMMENT: This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $XX or more, and the transaction's total points and fees is $12,381.00, which exceeds 3 percent of the total loan amount of $XX; The following fees were included in the calculation: Administration fee, Loan discount points. If the full amount of points are bonafide and excludable, providing the PAR rate may resolve the violation.	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/2023 was provided more than 60 calendar days after the consummation date, 1/XX/2023. The PCCD was provided to correct the following item(s): Title fees moved from Section C to Section B. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.

*** (OPEN) TRID- SPL late - EV 2
COMMENT: The Service Provider List issued on 12/XX/2022 was not disclosed within 3 days of the application date, 12/XX/2022. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)), the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)), and the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )  Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing verification of piti and any HOA payments on the primary residence for $3,465, XX $1,893 and new loan closed for XX, $3043 per the AUS page XX

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The loan file is missing the CD for the new purchase of XX to verify the payment and the funds needed for that transaction.

*** (CURED) TRID- Initial LE timing fail - EV R
																		COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 12/XX/2022 was not disclosed within 3 days of the application date, 12/XX/2022. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.
TV0OSPMY2MO	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	3	3	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 3
COMMENT: Per the loan documentation, the seller XX purchased the subject property on 12/XX/2022 which is 86 business days from the closing date of the subject transaction on 4/XX/2023. According to FHA resales within 90 business days are ineligible. Agree. S&D reasone:PSA dated 86 days seller acquisition, resale within 90 days are not eligible for FHA financing. UW miscalculated by 5 days.	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   A fully executed Supplemental Consumer Information (SCIF) was not included with the initial or final 1003. The form is required for new conventional loans with application dates on or after 3/XX/23. The defect can be resolved by providing the missing document.

*** (CURED) Collections, liens or judgments not paid at closing - EV R
COMMENT:   Per DU, "Evidence of payoff or payment arrangements of any outstanding judgments shown on the credit report is required, if applicable. If the aggregate of all outstanding collection accounts is $2,000 or greater, verify that the debt is paid in full at the time of or prior to settlement using an acceptable source of funds." The credit report reflects 2 collection accounts with an aggregate balance of $3740. There is no indication the collection accounts were paid off at or before closing.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the appraisal re-inspection fee on disclosure 4/XX/23 was not accepted. Although the change appears to be valid, because a date was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  The COC with a later date  COC with a later date (4/19) was found in the file; however, it was not accepted because the change occurred 4/XX/23.  A cost to cure in the amount of $400 is required. The defect can be cured by reimbursing the consumer or by providing the date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
																		COMMENT: Per the 1008 and income calculation worksheet, besides base pay the borrower receives OT and commission. The paystub on page XXsupports this; however, the written VOE through The Work Number on page XXonly provided the base pay and the OT. The commission was not provided; therefore, could not be included during the audit review. Overlay max DTI is 70%; however, the residual income is $1247.45/month which exceeds the minimum required of $1119/month.
NEU3DWG12UU	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 3
																COMMENT: The loan does not meet guidelines per theXX Underwriting Overlay. The loan was approved at origination with an LTV/TLTV of 80%/101.56% per AUS LP on page XX The CD pages xx, xx show the loan closed with a first loan of XX and a second loan of $XX with a sales price ofXX resulting in a TLTV of 101.56%. Overlay max LTV may be capped at 125% with management approval. Agree. S&D, reason - Loan closed with a 101.569% CLTV, 2ND Lien.
UMCGVIGS0CK	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	3	3	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   Guideline requirements have not been met.  AUS DTI is 49.272%.  The borrower’s employment income was entered in DU as base pay (p.xx); however, based on the borrower’s paystubs (p.xx), he is paid primarily commission and bonus income.  The loan file contains only three paystubs ending 3/XX/2022 (one with bonus only, one with commission and bonus and vacation pay and the third with commission only).  FNMA guidelines require a minimum of two years commission income and require a written VOE or the borrowers most recent paystub and IRS W-2 forms covering the most recent two years to calculate income.  Since the borrower has only been employed with his employer since 7/XX/2021 (8 months) and it is unknown if his previous employment as a XX was commission income this income was not used to qualify, and audit used only Social Security income.   This results in a DTI of 87.981%.  Overlay max DTI is 65%.  Residual income requirement of $738 is not met.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT: Ability to Repay requirements for DTI have not been met. AUS DTI is 49.272%. The borrower’s employment income was entered in DU as base pay (p.xx); however, based on the borrower’s paystubs (p.xx), he is paid primarily commission and bonus income. The loan file contains only three paystubs ending 3/XX/2022 (one with bonus only, one with commission and bonus and vacation pay and the third with commission only). FNMA guidelines require a minimum of two years commission income and require a written VOE or the borrowers most recent paystub and IRS W-2 forms covering the most recent two years to calculate income. Since the borrower has only been employed with his employer since 7/XX/2021 (8 months) and it is unknown if his previous employment as a XX was commission income this income was not used to qualify, and audit used only Social Security income. This results in a DTI of 87.981%. Overlay max DTI is 65%. Residual income requirement of $738 is not met. Audit residual income is $313.59.	*** (CURED) Missing Appraisal - EV R
COMMENT:   The loan file is missing the subject appraisal.  The file contains the UCDP Submission Summary (p.xx) and Appraisal Acknowledgment; however, the appraisal is missing.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The  CD  issued on 4/XX/22 was provided to the consumer more than three business days after the rate lock, 3/XX/22. Although the regulation does not require a revised disclosure unless the charges and or terms become inaccurate, without a disclosure, the auditor is unable to determine if lender credits were added or increased. The defect may be cured by providing evidence lender credits did not increase once the rate locked.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																		COMMENT: The initial disclosures (i.e 1003, HOC) provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
N4XXBKTXM5Z	XX	XX	QM/Non-HPML	QM/Non-HPML	3	1	3	2	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the contract of sale for the subject property purchase.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Shellpoint mortgage statement to verify taxes and insurance are included in the payment and if not, it is missing evidence of the taxes and insurance payments for the departure residence.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
																		COMMENT: Appraisal review of the contract shows seller credit of $0, while the PCCD shows seller credit of $4032.
M14Y1OMCUVC	XX	XX	Pending Status	Pending Status	3	2	3	3	3	1	2	2	*** (OPEN) Completed "Subject To" w/o Compltn Cert in File - EV 2
COMMENT:   The loan file did not contain a final inspection verifying rehab work was completed.

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   The Title 203(K) Title Update Fee was included in Section B of the PCCD issued on 3/XX/23.  However, the fee should have been entered under Section C because this fee was shoppable and the consumer did not choose the provider on the SPL .

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 5/XX/2023 was provided more than 60 calendar days after the consummation date, 10/XX/2022. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   AUS DU in file on page XXrequires verification of the mortgage to be current on all payments for the month prior to the month which the refinance is closed and for the month the refinance is closed.  Documentation reflects a private mortgage.  No VOM in file.

*** (CURED) No evidence of required debt payoff - EV R
COMMENT:   The loan file is missing the loan payoff for the private mortgage reflected on thee final CD

*** (CURED) TRID - Zero tolerance violation - EV R
																		COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the 203K home inspection on 9/XX/2022 was not accepted because a valid reason was not provided. A cost to cure in the amount of $2,062.50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
X40YFFQGH03	XX	XX	QM/Non-HPML	QM/Non-HPML	3	2	3	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided timely (3 bus days prior to consummation) to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report. The transaction is a purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) Evidence of Appraisal delivery - EV 2
																	COMMENT: The file did not contain evidence that showed a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date, 4/XX/2022. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR 1002.14(a)(1)). The transaction is the purchase of a primary residence. The statute of limitation has expired.	*** (CURED) Condo / PUD rider Missing - EV R COMMENT: The Security Instrument is missing the PUD Rider.
ID0C0U5ICTQ	XX			XX	QM/Non-HPML	QM/Non-HPML		1	1	1	1	1	1	1	1
ZEVDFF0MCGK	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	2	3	1	2	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan does not meet the guidelines per the AUS DU with a maximum DTI of 49.62% and an audit DTI of 95.3%.  The co borrower has only been on job since 7/XX/20 and was part time until 5/XX/2021, the loan closed 12/XX/2021.  Total employment verified was less than 24 months and full time employment was 7 months at that time of closing.  Prior employment for a full 2 years was not provided.  this income was discounted and not used to qualify.  The overlays allow for DTI up to 65% with residual of $738, the residual is on $147,71.  Agree.  S&D reason,  DTI incorrectly calculated and exceeds investor guidelines - Actual DTI of 106.34%.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT: The loan does not meet the ability to manage repayment of the loan. Per the AUS DU the maximum DTI was 49.62% , the audit DTI was 95.3%. The co borrower has only been on job since 7/XX/20 and was part time until 5/XX/2021, the loan closed 12/XX/2021. Total employment verified was less than 24 months and full time employment was 7 months at that time of closing. Prior employment for a full 2 years was not provided. this income was discounted and not used to qualify. The overlays allow for DTI up to 65% with residual of $738, the residual is on $147,71. Agree. S&D reason, DTI incorrectly calculated and exceeds investor guidelines - Actual DTI of 106.34%.	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the decrease to lender credits on 12/XX/2021  did not reset the baseline. The violation may be cured if documentation is provided showing the disclosure was delivered timely.  The statute of limitation has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))   Because the loan failed the  initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 12/XX/2021 did not reset the baseline: Points - Loan Discount Fee, Appraisal Fee, Appraisal Re-Inspection Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.  The statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 12/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 12/XX/2021. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.
GFXZYFLQP0Y	XX	XX	QM/Non-HPML	QM/Non-HPML	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing validation of the primary residence PITIA as required.

*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 6/XX/2022. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))

*** (CURED) Hazard Insurance - EV R
																		COMMENT: The hazard insurance on page XXshows coverage of $227,000 with no replacement cost, the loan amount is $XX, and the replacement cost per appraisal is $XX. Coverage is insufficient.
FEUIF1CXETC	XX			XX	QM/Non-HPML	QM/Non-HPML		1	1	1	1	1	1	1	1
PVTZUHIYS5K	XX	XX	QM/APOR SH	QM/APOR SH	3	1	3	1	3	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The loan does not meet guidelines per the AUS DU on page XX The DU AUS required verification the Earnest Money deposit came from the borrowers own funds. The CD page XX shows a deposit of $7,200 was provided prior to closing. The file is missing the documentation to support the funds were the borrowers.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																		COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated 4/XX/21 was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, 5/XX/21. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
D1MRFRKBWJU	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	1	3	1	1	1	1	1	*** (CURED) Missing Title evidence - EV R
COMMENT:   The title report is missing.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
																		COMMENT: The file is missing verification of the PITI for the primary residence.
4M31YGMO5WO	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	3	3	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan does not meet guidelines. The DTI was approved at 40.46 bur the audit DTI is 105.65%.  This is due to the borrowers earning being less than represented on the application.  The loan does not meet the overlays that max at 65% and the residual income is only $166 monthly.  Agree. DTI Incorrectly calculated/  Actual DTI of 100%.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT:   The loan does not meet the ability to manage repayment of the loan.  The DTI was approved at 40.46 bur the audit DTI is 105.65%.  This is due to the borrowers earning being less than represented on the application.  The loan does not meet the overlays that max at 65% and the residual income is only $166 monthly.  Agree. DTI Incorrectly calculated/  Actual DTI of 100%.

*** (OPEN) Missing sufficient employment documentation (ATR) - EV 3
COMMENT: The loan file did not meet the ability to repay for employment documentation. A full 2 years of employment for borrower 2 has not been provided or verified and no letter of explanation is in the file.	*** (CURED) Missing Appraisal - EV R
COMMENT:   The loan file is missing the 1025 appraisal as required by AUS

*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase of the following fee(s) was not accepted because a valid reason was not provided: Recording fee (11/XX/21).  A cost to cure in the amount of $8.40 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 11/XX/21 was not accepted because a valid reason was not provided: Points. A cost to cure in the amount of $2,028.19 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																		COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 11/XX/21 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 11/XX/21. If disclosure was delivered electronically, the E-consent is required as well.
WYRYM1F5NAM	XX	XX	Non-QM/Compliant	Non-QM/Compliant	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
																	COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/23 was provided more than 60 calendar days after the consummation date, 6/XX/21. The PCCD was provided to correct the following item(s): Title fees were moved from Section B to Section C. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation.However, these fees should have stayed in Section B because the consumer chose the provider on the SPL. The transaction is a purchase of a primary residence. The statute of limitation has expired.
OOFBQIJCFLH	XX	XX	QM/APOR SH	QM/APOR SH	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 4/XX/23 was provided more than 60 calendar days after the consummation date, 5/XX/22. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   As a result of the initial LE provided during rebuttals, the loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on the LE issued 4/XX/22 was not accepted because a valid reason was not provided. A cost to cure in the amount of $175 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID- Initial LE timing fail - EV R
																		COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 4/XX/22 was not disclosed within 3 days of the application date, 3/XX/22. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.
BTJATQ52QJJ	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	2	2	2	1	2	1	1	2	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) ) The loan amount is $XX or more, and the transaction's total points and fees is $4,741.25, which exceeds 5 percent of the total loan amount of $XX. The statute of limitation expired 1/XX/2023. Agree. S&D reason, undisclosed High Cost.

*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, 11/XX/19. The statute of limitation has expired.

*** (OPEN) Evidence of Appraisal delivery - EV 2
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 1/XX/20. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1)). Statute of limitation has expired.

*** (OPEN) QM Points and Fees - EV 2
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $XX or more, and the transaction's total points and fees is $3,901.77, which exceeds 3 percent of the total loan amount of $XX. The statute of limitation expired 1/XX/2023. Agree. S&D reason, QM Points and Fees violation.

*** (OPEN) Right of Rescission missing or unexecuted - EV 2
																	COMMENT: The Right to Cancel Notice is missing from the loan file. Unable to determine if the applicable version was provided to all required parties. The defect can be cured by providing the document. The statute of limitation has expired.
MJ5T032ON0Q	XX	XX	QM/Non-HPML	QM/Non-HPML	3	2	3	1	2	1	1	2	*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on 12/XX/21 and signed on 12/XX/2021 was not received by the consumer 3-business days prior to the consummation date, 1/XX/2022. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. The transaction is the purchase of a primary residence. The statute of limitation has expired.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the SSN validation per DU findings condition #26 (p.xx).

*** (CURED) Missing proof of hazard insurance - EV R
																		COMMENT: Condo Master policy (p.xx) does not have walls in coverage and the loan file is missing the HO6 policy.
RGLMYU5HCBT	XX	XX	XX	QM/APOR SH	QM/APOR SH	3	3	3	1	2	3	1	2	*** (OPEN) Appraisal is 4 months after Note Date - EV 3
COMMENT: The appraisal (P xx) was dated 9/XX/2021. Loan closed 3/XX/2022. The age of the appraisal is 159 days. The file did contain an appraisal update/completion report (P xx), dated 2/XX/2022, however, it was only a certification of completion and did not address updated value. Agree. S&D reason, Closed after appraisal expired. Unable to insure.	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to the lender credits on CE issued 3/XX/2022 was not accepted because a valid reason was not provided. A cost to cure in the amount of $8769.77 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The transaction is a purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   The CD issued on 3/XX/22 was provided to the consumer more than three business days after the rate lock, 2/XX/22. Although the regulation does not require a revised disclosure unless the charges and or terms become inaccurate, without a disclosure, the auditor is unable to determine if lender credits were added or increased. The defect may be cured by providing evidence lender credits did not increase once the rate locked. The transaction is a purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  The addition of the Mortgage Broker Fee on the LE issued 2/XX/2022 was not accepted because a valid reason was not provided. A cost to cure in the amount of $1158.73 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The transaction is a purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 3/XX/22 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 3/XX/22. If disclosure was delivered electronically, the E-consent is required as well. The transaction is a purchase of a primary residence. The statute of limitation has expired.
VLFWX25ONSF	XX	XX	XX	QM/GSE Temporary-QM/SH	QM/GSE Temporary-QM/SH	2	2	1	1	2	1	1	2	*** (OPEN) Evidence of Appraisal delivery - EV 2
																	COMMENT: The file did not contain evidence that showed a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date, 12/XX/2019. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that shows the consumer received the report timely. Transaction is the purchase of a primary residence. The statute of limitation has expired.
JJX4HES3XKI	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	2	3	1	2	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The DTI was not meet per guidelines.  Income and employment were not properly verified. The Borrower stated he was self-employed as "Sales Sch C", for 5 years, earning $9,583 per month.  The file contained a letter from CPA (P 169) stating "Sales" was the same thing as XX. Notes from UW stated Borrower did not use business bank statements and personal bank statements were in the file to support income (P 96).  The file contained personal bank statements (P 240) reflecting total September 2021 deposits $3,000 and October 2021 total deposits $1,950 (P 242), mostly from XX. Deposits did not support income. The oldest credit line on the credit report was 7/2020, 15 months before loan closed (P 135).  The down payment was from a gift received from funds wired from bank account outside of the country (P 239, 255, 256). The Loan Safe Fraud Manager report (P 354) was high risk and indicated 2 yrs. of 1040's were needed, income was consistent with patterns of risk, and loan had high probability of loss due to fraudulent misrepresentation.  It also required proof of SSN.  The file did not contain 2019 1040 or proof of SSN. 2020 1040 Schedule 1 was missing.  2020 Tax Return Comparison (P xx) did not reflect any taxes filed before 2020.  The file contained post close tax transcript from 2020 Joint Returns (P xx), reflecting $14,429 in Schedule C income. Audit income could not be recalculated due to fact P&L cannot be used since not supported by bank statements, and transcript income was post close. Agree.  S&D reason, Borrower Misrep: Income. Actual DTI is 330%.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT:   The DTI did not meet the ATR. Income and employment were not properly verified. The Borrower stated he was self-employed as "Sales Sch C", for 5 years, earning $9,583 per month.  The file contained a letter from CPA (P xx) stating "Sales" was the same thing as XX. Notes from UW stated Borrower did not use business bank statements and personal bank statements were in the file to support income (P xx).  The file contained personal bank statements (P xx) reflecting total September 2021 deposits $3,000 and October 2021 total deposits $1,950 (P xx), mostly from XX. Deposits did not support income. The oldest credit line on the credit report was 7/2020, 15 months before loan closed (P xx).  The down payment was from a gift received from funds wired from bank account outside of the country (P xx). The Loan Safe Fraud Manager report (P xx) was high risk and indicated 2 yrs. of 1040's were needed, income was consistent with patterns of risk, and loan had high probability of loss due to fraudulent misrepresentation.  It also required proof of SSN.  The file did not contain 2019 1040 or proof of SSN. 2020 1040 Schedule 1 was missing.  2020 Tax Return Comparison (P xx) did not reflect any taxes filed before 2020.  The file contained post close tax transcript from 2020 Joint Returns (P xx), reflecting $14,429 in Schedule C income. Audit income could not be recalculated due to fact P&L cannot be used since not supported by bank statements, and transcript income was post close. Agree.  S&D reason, Borrower Misrep: Income. Actual DTI is 330%.

*** (OPEN) Missing income documentation (ATR) - EV 3
COMMENT: The income documentation did not meet ATR. Income and employment were not properly verified. The Borrower stated he was self-employed as "Sales Sch C", for 5 years, earning $9,583 per month. The file contained a letter from CPA (P xx) stating "Sales" was the same thing as XX. Notes from UW stated Borrower did not use business bank statements and personal bank statements were in the file to support income (P xx). The file contained personal bank statements (P xx) reflecting total September 2021 deposits $3,000 and October 2021 total deposits $1,950 (P xx), mostly from XX. Deposits did not support income. The oldest credit line on the credit report was 7/2020, 15 months before loan closed (P xx). The down payment was from a gift received from funds wired from bank account outside of the country (Pxx). The Loan Safe Fraud Manager report (P xx) was high risk and indicated 2 yrs. of 1040's were needed, income was consistent with patterns of risk, and loan had high probability of loss due to fraudulent misrepresentation. It also required proof of SSN. The file did not contain 2019 1040 or proof of SSN. 2020 1040 Schedule 1 was missing. 2020 Tax Return Comparison (P cc) did not reflect any taxes filed before 2020. The file contained post close tax transcript from 2020 Joint Returns (P cc), reflecting $14,429 in Schedule C income. Audit income could not be recalculated due to fact P&L cannot be used since not supported by bank statements, and transcript income was post close. Agree. S&D reason, Borrower Misrep: Income. Actual DTI is 330%.	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The initial disclosures (i.e 1003, HOC, ITP) provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent. The statute of limitation has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal re-inpsection fee on the CD issued 11/XX/21 was not accepted because a valid change of circumstance was not provided:. A cost to cure in the amount of $150 s required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.	*** (CURED) Housing (Front) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Covered under other finding.

*** (CURED) Ineligible Borrower - EV R
																		COMMENT: The borrower did not have the proper identification to support citizenship. The ID on page XX is a NY DL specified "not for federal purpose" issued on 10/XX/2022. The borrower did not meet Real ID standards. The NY law in 2019 allowed immigrants to obtain DL. The alert on the Fraud report was to verify social security which was not met. The file did not contain documentation to support being lawfully in the USA.
YWWZJH5JWYJ	XX			XX	QM/APOR SH	QM/APOR SH		1	1	1	1	1	1	1	1
VL5QHKYFA05	XX	XX	Non-QM/Compliant	Non-QM/Compliant	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
																	COMMENT: The loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ). The decrease to lender credits on PCCD 3/XX/2023 was not accepted because the decrease occurred after consummation. A cost to cure in the amount of $21.38 is required. The defect can be cured by reimbursing the consumer or providing any missing disclosures with the change. The following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). The transaction is a purchase of a primary residence. The statute of limitation has expired.
N0AQTFTLHED	XX	XX	QM/Non-HPML	QM/Non-HPML	3	3	3	1	3	3	1	2	*** (OPEN) Loan does not conform to program guidelines - EV 3
COMMENT: The loan did not meet the required guides per the DU. Per DU on page XX, "all accounts with a balance of $250.00 or more must be paid in full prior to or at closing." The credit report on page XX reflects a charge-off through XX with a balance of $13,487 and a collection through XX with a balance of $833 which were not paid off at closing. The post-closing credit report on page XXndicates the HXX account is still open and active and the XX account was closed 9/2022 which is after the closing date of 6/XX/2022. Agree, S&D reason Charge off that was required to be paid off per DU was not paid off.	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 6/XX/2023 was provided more than 60 calendar days after the consummation date, 6/XX/2022. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower owns another investment property located at XX. The 1003 indicates the property has no mortgage attached to it. The loan file is missing the title run down to ensure that the property has no liens against it and the loan file missing documentation verifying the escrows.

*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 6/XX/2022. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))

*** (CURED) TRID - Zero tolerance violation - EV R
																		COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the Title Doc Processing (paid to affiliate) on the CD issued 6/XX/22 was not accepted because a valid reason was not provided. A cost to cure in the amount of $125 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
JXHXJQ5ONCS	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	1	3	2	1	3	2	*** (OPEN) Appraised value not supported. Form Type and CU Score - EV 3
COMMENT: The loan does not meet guidelines per the AUS DU. The DU AUS, page XX required an appraisal based on an interior and exterior property inspection reported on Form 2090 is required for this transaction. The file contained an appraisal of Form 2095 which was not completed in compliance with the Modified set of instructions for Covid-19. The file is missing an acceptable appraisal. S&D: Agree. Reason, Guideline Violation - The loan file includes an Exterior-only appraisal - program requires full appraisal.	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
																	COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/2023 was provided more than 60 calendar days after the consummation date, 10/XX/2021. The PCCD was provided to correct the following item(s): title fees were moved from Section B to Section C. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.
YJIPYM1RMG4	XX			XX	Not Covered/Exempt	Not Covered/Exempt		1	1	1	1	1	1	1	1
YZUYKDP0EHI	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	2	3	1	2	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan file did not meet the eligibility requirements due to the DTI being out of tolerance. T  AUS in file reflects a DTI of 33% due to the additional property not being included in the DTI and the self employment income being miscalculated.  Audit found a DTI of 90.72%.  Overlay max is 65%.  A residual income of a family of 3 for FL is $889.  Residual income for the loan file is $394.85. agree. S&D reason:  Miscalculation of self-employed income, DTI 100%.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT: The loan file did not meet the ATR due to the DTI. AUS in file reflects a DTI of 33% due to the additional property not being included in the DTI and the self employment income being miscalculated. Audit found a DTI of 90.72%. Overlay max is 65%. A residual income of a family of 3 for FL is $889. Residual income for the loan file is $394.85. agree. S&D reason: Miscalculation of self-employed income, DTI 100%.	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
																	COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/23 was provided more than 60 calendar days after the consummation date, 5/XX/22. The PCCD was provided to correct the following item(s): title fees moved from Section B to Section C. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.
LK5JUH234MA	XX	XX	QM/APOR SH	QM/APOR SH	3	2	3	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 1/XX/2022 without a valid reason. A cost to cure in the amount of $102.00 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).  The statute of limitations has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Appraisal Fee,  Appraisal Re-Inspection Fee. The change occurred on 1/XX/2022; however, the disclosure was not issued until 1/XX/2022.  A cost to cure in the amount of $490.00 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).  The statute of limitations has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 1/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 1/XX/2022. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitations has expired.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file did not contain documentation to verify PITI on additional property owned by the borrower located at XX.  Fraud repot in file reflects no mortgage on the property and taxes for the year.  No verification of HOI or HOA for the property.  final DTI to be validated upon confirmation of the amount.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																		COMMENT: The loan file did not meet ATR findings due to not being able to verify PITI on additional property owned by the borrower located at XX . Fraud repot in file reflects no mortgage on the property and taxes for the year. No verification of HOI or HOA for the property. Using the higher amount reflected on the final 1003 for qualification. DTI below the overlay max of 65%.
2WCFTRKCMPG	XX			XX				1	1	1	1	1	1	1	1
Y441TARFACQ	XX	XX	XX	QM/APOR SH	QM/APOR SH	3	1	3	1	3	1	1	1	*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 10/XX/2021. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))

*** (CURED) Missing credit report - EV R
COMMENT:   Missing the credit report, an audit DTI could not be determined.  Overlays allow DTI of 65%.  Agree.  DTI incorrectly calculated and exceed investor guidelines - Actual DTI of 54%.

*** (CURED) Qualifying Credit Score does not meet eligibility requirement(s) - EV R
COMMENT:   Missing the credit report to determine sufficient credit scores.

*** (CURED) VOM or VOR missing/required - EV R
																		COMMENT: Missing the credit report to review VOM.
CFOCKA125A0	XX	XX	QM/Non-HPML	QM/Non-HPML	3	3	3	2	1	3	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 3
COMMENT: FHA guidelines for manual underwriting require the borrowers housing obligation payment history to be verified and documented for the previous 12 months via the credit report, direct verification from the landlord/mortgage servicer, or canceled checks that cover the most recent 12-month period. As this is an identity of interest, only canceled checks are acceptable. The loan file contains the rental lease and 4 months withdrawals for the similar amount of cash each month on bank statements, which does not meet the 12-month requirement and there is no verification these are the rent. Agree. S&D reason, Rep and Warrant Repurchase-Uninsurable FHA loan due to the lump sum credit issue. AUS Refer when lump sum credit was updated-unable to UW as a manual due to no VOR. Known issue.	*** (OPEN) Quality of Appraisal Report Unacceptable - EV 2 COMMENT: The appraisal contract review states there is no seller credit; however, the final CD reflects a seller credit of $4,000.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the contract of sale for the subject transaction.

*** (CURED) Missing Documentation - EV R
																		COMMENT: The loan file is missing the required LDP/GSA review checklist for all participants.
1C1LUM5UYZR	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
XTV1FZXO25L	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	3	3	1	2	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   Guideline requirements have not been met.  The loan file contains evidence that the borrower obtained a new loan with XX opened 8/XX/2022 (p.xx) with a mortgage payment including escrows of $5,609.79 (p.xx) and borrower spouse email confirmed HOA of $579.39/m (p.xx) for a total PITIA of $5,189.18/month.  It is to be noted, the fraud reports (p.xx) dated 8/XX/2022 and dated 7/XX/2022 (p.xx) both state the borrower has an additional loan application on a different property with other lenders in the past 120 days. As well as listing the other lender activity for the borrower with an application date of 6/XX/2022 for the property address XX, which is the above stated undisclosed property that has been verified.  The loan file does not contain any evidence this was addressed at the time of origination.  When including the additional PITIA audit DTI is 98.810%.  Overlay max DTI is 70%.  Residual income for the subject located in the Midwest with two family members is $738 and audit residual income is $108.82.  Agree.  S&D reason, Undisclosed Debt.  82% DTI including new debt.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT: Ability to repay requirements have not been met. The loan file contains evidence that the borrower obtained a new loan with XX opened 8/XX/2022 (p.xx) with a mortgage payment including escrows of $5,609.79 (p.xx) and borrower spouse email confirmed HOA of $579.39/m (p.xx) for a total PITIA of $5,189.18/month. It is to be noted, the fraud reports (p.xx) dated 8/XX/2022 and dated 7/XX/2022 (p.xx) both state the borrower has an additional loan application on a different property with other lenders in the past 120 days. As well as listing the other lender activity for the borrower with an application date of 6/XX/2022 for the property address XX, which is the above stated undisclosed property that has been verified. The loan file does not contain any evidence this was addressed at the time of origination. When including the additional PITIA audit DTI is 98.810%. Overlay max DTI is 70%. Residual income for the subject located in the Midwest with two family members is $738 and audit residual income is $108.82. Agree. S&D reason, Undisclosed Debt. 82% DTI including new debt.	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in Illinois, model H-9 should have been used.	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																		COMMENT: There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.
YW4DGFA0MLW	XX			XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
GTTLCR2RRIR	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 3
																COMMENT: The loan file does not meet eligibility requirements for the LTV. Max LTV per the Overlay is 100%, loan file does not meet compensating factors for consideration over 100%. CLTV is 100.42%
FKFC1VNUMAS	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	2	1	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: The following title fees were disclosed on the incorrect section of the CD: Title Closing Protection Letter, Title Insurance Binder, Title Lender Title Insurance, Title Title Examination, and Title Title Search. These fees were disclosed in Section B but they have been disclosed in Section C because the consumer did not choose the provider on the SPL.	*** (CURED) TRID - Zero tolerance violation - EV R
																		COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on the CD issued 6/XX/22 and the increase to the discount points on the CD issued 8/XX/2022 were not accepted because valid reasons were not provided.. A cost to cure in the amount of $4140 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the changes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
NWXSDUKVZAL	XX	XX	XX	QM/APOR SH	QM/APOR SH	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date 9/XX/2021: Initial LE, Service Provider List, Home Loan Toolkit, Homeownership Counseling Disclosure.  The Statute of Limitations has expired.

*** (OPEN) TRID - 10% tolerance violation - EV 2
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)).  Because the loan failed the revised LE date test and the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Recording Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely. The Statute of Limitations has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the Initial LE date test and the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 10/XX/2021  did not reset the baseline: Points - Loan Discount Fee, Appraisal Fee, Credit Report Fee, Flood Certification - Single Charge or Life of Loan, MERS, Tax Service Fee, Verbal VOE - Third Party, Transfer Taxes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. The Statute of Limitations has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )  The initial CD is missing from the loan file. The only CD provided was issued 10/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 10/XX/2021 . If disclosure was delivered electronically, the E-consent is required as well. The Statute of Limitations has expired.

*** (OPEN) TRID- Initial LE timing fail - EV 2
																	COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 10/XX/2021 was not disclosed within 3 days of the application date, 9/XX/2021. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure. The Statute of Limitations has expired.
UZ2DCSRQFLZ	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	3	3	1	2	*** (OPEN) Appraised value is less than loan amt. - EV 3
COMMENT:   The appraisal dated 3.XX.2022 reflects a final value of $XX. The origination LTV was calculated using the higher purchase price of $XX.  Agree.  S&D reason, updated appraisal  was not reflected in AUS. The Actual LTV of 100.23% exceeds maximum.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 3
COMMENT: The appraisal dated 3.XX.2022 reflects a final value of $XX. The origination LTV was calculated using the higher purchase price of $XX. Agree. S&D reason, updated appraisal was not reflected in AUS. The Actual LTV of 100.23% exceeds maximum.	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, 3/XX/2022.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 3/XX/2022 without a valid change of circumstance. A cost to cure in the amount of $1,204.30 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.

*** (CURED) TRID - Zero tolerance violation - EV R
																		COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on 3/XX/2022 was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $180.42 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
IIKONQ4H1V3	XX	XX	Non-QM/Compliant	Non-QM/Compliant	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.  The statute of limitations has expired.

*** (OPEN) TRID- Initial LE timing fail - EV 2
																	COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 10/XX/2019 was not disclosed within 3 days of the application date, 9/XX/2019. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure. The statute of limitations has expired.
M3KMQDKAW4P	XX	XX	QM/APOR SH	QM/APOR SH	3	3	3	1	3	3	1	1	*** (OPEN) IRS Tax Transcripts - EV 3
COMMENT: The file is missing a 4506C for Business or Tax Transcripts for the borrower four business entities. Agree. S&D reason, 4506C for Business or Tax Transcripts required.	*** (CURED) Application on/after 2010 and Service Provider List is Missing - EV R
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to the lender credit on the CD issued 12/XX/222 was not accepted because the change was not disclosed within 3-business days. The change occurred on 11/XX/22 and 11/XX/22; however,  the disclosure was not issued until 12/XX/22.  A cost to cure in the amount of $5697.17 is required. The defect can be cured by reimbursing the consumer or providing evidence that shows the change was disclosed within 3-business days. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID - Zero tolerance violation - EV R
																		COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on the CD issued 10/XX/22 was not accepted because the change was not disclosed within 3-business days. The change occurred on 10/XX/22; however, the disclosure was not issued until 10/XX/22. A cost to cure in the amount of $75 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
PZY223MQ3RY	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
ITTDXVRDE0U	XX	XX	QM/Non-HPML	QM/Non-HPML	3	3	3	1	1	3	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 3
COMMENT: The Loan does not have the minimum 25% guarantee coverage for the loan amount of $XX or additional down payment referenced on the Loan Analysis to meet the difference. The VA loan guaranty percentage is 5.90% (pg xx). Agree. S&D reason, Rep and Warrant Repurchase - Loan does not have 25% Guarantee Coverage - guaranty percentage of 5.90%. Borrower did not have sufficient entitlement L/A was not above $XX in order to use bonus entitlement. max L/A worksheet did not reflect additional down payment required.	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the purchase contract. Pages 1-4 and 6-7 of the purchase contract are missing from the loan file. page XXf the purchase contract is on page XX.

*** (CURED) Missing proof of hazard insurance - EV R
																		COMMENT: The hazard insurance certificate is missing from the loan file.
YVZV03HMUXG	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Missing proof of hazard insurance - EV 3
COMMENT:   The file included a condominium insurance quote (pg xx); however, a declaration page XX an attached townhome was not provided.  The final CD (pg xx) did not reflect annual insurance was paid at closing.

*** (OPEN) Missing sufficient employment documentation (ATR) - EV 3
																COMMENT: The loan does not meet ability to repay. The loan application indicated the Borrower had been employed for 2 years and 2 months in the maintenance department. The verification of employment confirmed the Borrower's most recent start date was August 11, 2020, which was 11 months prior to the note date. The original start date was February 10, 2020. The file did not include evidence of two years of continue employment.
SG1V2JYPUXC	XX	XX	QM/APOR SH	QM/APOR SH	3	3	3	1	2	3	1	2	*** (OPEN) Missing asset documentation (ATR) - EV 3
COMMENT: The loan file did not meet ATR due to the assets documentation missing from the loan file. Cash to close from the borrower is required per the final CD in file on page XX. The loan file did not contain asset verification. At the time of the AUS, the estimated closing costs showed borrower to receive $841 in cash back. That did not occur and borrower had to bring to closing, $1,162.55.	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on 3/XX/2020 and received by the consumer on 3/XX/2020. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.  The statute of limitations has expired.

*** (OPEN) TRID - SPL missing - EV 2
																	COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
0E2QGRHAMAU	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Missing sufficient employment documentation (ATR) - EV 3
																COMMENT: The loan file failed the ability to repay for sufficient employment documentation. Per documentation in file borrower 1 has an employment gap from 3/220 to 3/2021 between XX Employment gap information is missing from the loan file.
F42B3G3W2IR	XX	XX	QM/APOR HPML	QM/APOR HPML	3	3	3	1	3	3	1	2	*** (OPEN) Missing Documentation - EV 3 COMMENT: The property is a new construction in a county that does not issue a Certificate of Occupancy, which is required by HUD.	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/2023 was provided more than 60 calendar days after the consummation date, 7/XX/2022. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) TRID - Zero tolerance violation - EV R
																		COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on the PCCD issued 3/XX/2023 was not accepted because the change occurred after consummation. A cost to cure in the amount of $200 is required. Although the PCCD listed the credit in Section J, it was not accepted because the copy of the refund was not provided. The defect can be cured by providing the copy of the refund and proof of delivery (mailing label).
CJOMB1R1VFP	XX	XX	2	2	1	1	2	1	1	2	*** (OPEN) Application on/after 2014 and Homeownership Counseling Disc is not in file - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, 5/XX/2019.

*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely. The transaction is the purchase of a primary residence. The statue of limitation has expired.

*** (OPEN) TRID- Initial LE timing fail - EV 2
																	COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 6/XX/2019 was not disclosed within 3 days of the application date, 5/XX/2019. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure. The transaction is a purchase of a primary residence. The statute of limitation has expired.
5W5QJWXR0IE	XX	XX	Pending Status	Pending Status	2	2	1	1	2	1	1	2	*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )  The initial CD is missing from the loan file. The only CD provided was issued 4/XX/2018 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 4/XX/2018. If disclosure was delivered electronically, the E-consent is required as well.  The statute of limitations has expired.

*** (OPEN) TRID- Initial LE timing fail - EV 2
																	COMMENT: The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer. The statute of limitations has expired.
I1JTKYYO3VR	XX	XX	QM/APOR SH	QM/APOR SH	3	2	3	1	3	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, 3/XX/2022.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 6/XX/2022 without a valid reason. A cost to cure in the amount of $1,315.00 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The loan file did not meet ATR for the DTI.  AUS in file reflects a DTI of 43.55% at the time of origination.  AUS found during audit is 56% due to the AUS requirement of using 2 years tax returns for income. Max DTI per the overlay is 65%. Agree.  S&D reason,  required 2 years tax returns only had 1.  Obtained 2nd year post close and DTI is 56%.

*** (CURED) Missing Title evidence - EV R
COMMENT:   Title work is missing from the loan file.

*** (CURED) TRID - Zero tolerance violation - EV R
																		COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points - Loan Discount Fee on disclosure 6/XX/2022 and 6/XX/2022 was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $2,173.93 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
JNAYRDISWIH	XX			XX	QM/Non-HPML	QM/Non-HPML		1	1	1	1	1	1	1	1
LQVSYPJYW4S	XX	XX	QM/Non-HPML	QM/Non-HPML	3	3	3	1	3	3	1	1	*** (OPEN) Missing Documentation - EV 3
COMMENT: The loan does not meet guidelines. The FHA General information for page XXreflects the property Type as "Not a Condominium. The appraisal, page XX reflects the property Type as a Low Rise Condominium. Agree, S&D Reason; FHA case number was pulled incorrectly and closed as a single-family property and should have been ordered as a single-unit approval condominium.	*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was late, fees in Section C were subject to 10% tolerance.  The changes resulted in threshold to go above allowable tolerance.  A cost to cure in the amount of $65.90 is required. The defect may be resolved by providing the missing document, reimbursing the consumer, or providing a valid reason for the increases. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID- SPL late - EV R
																		COMMENT: The Service Provider List issued on 4/XX/22 was not disclosed within 3 days of the application date, 4/XX/22. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
LEIP2BGAWS1	XX	XX	QM/Non-HPML	QM/Non-HPML	3	2	3	1	2	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided timely (3 bus days prior to consummation) to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report. The transaction is a purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) Homeownership Counseling List - EV 2
COMMENT: The Homeownership Counseling Disclosure (HOC) dated 3/XX/2022 was not disclosed within 3 days of the application date, 3/XX/22. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   Asset documentation does not address two deposits made in Borrower 1's account on 3/XX/2022 for $484.23 and $293.50 on page XX that reference transfer from card #XX.  In addition the bank print out shows a large $5,424 one time deposit made on 2/XX/2022 without a source for this deposit or explanation.

*** (CURED) Bankruptcy History does not meet guidelines - EV R
COMMENT:   Unable to determine if Bankruptcy for Borrower 2 meets guidelines, the file did not contain any BK documentation.  The mortgage on Borrower 2's primary reflects a BK  on credit bureau but no other information or explanation was provided.

*** (CURED) Missing Documentation - EV R
																		COMMENT: The credit report reflects the mortgage; however, the loan does not contain validation of Borrower 2's primary residence PITI. The mortgage statement showing escrow or the taxes and insurance amounts were not provided.
UQU1Q0FYN00	XX	XX	XX	XX	2	2	2	1	2	2	1	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ) The finance charge is $116,730.67. The disclosed finance charge of $116,477.80 is not considered accurate because it is understated by more than $100. The loan data is $116,477.80 where as the comparison data is $116,730.67 resulting in a variance of $252.87. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 2

																	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
MCAZMZX3DGR	XX	XX	XX	XX	3	3	3	1	1	3	1	1	*** (OPEN) Note is missing or unexecuted - EV 3 COMMENT: The Note is missing and unable to complete a compliance points and fees check.	*** (OPEN) Application Missing - EV 2

*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 2

*** (OPEN) Loan program disclosure missing or unexecuted - EV 2
COMMENT:   The note is missing from the file; however per the tape the loan was an ARM and the ARM disclosure is missing.

																	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
1W5KAWGL0FE	XX	XX	XX	XX				3	3	3	1	1	3	1	1	*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3 COMMENT: The loan file did not include the HUD and no alternative documents were available to complete the compliance testing.	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
1KHAEO2OASP	XX	XX	XX	XX	2	2	2	1	2	2	1	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ) The finance charge is $110,620.37. The disclosed finance charge of $110,477.49 is not considered accurate because it is understated by more than $100. The loan data reflects $110,477.49 whereas the comparison data $110,620.37 results in a variance of $142.88. The statute of limitations has expired; downgraded based on Client Compliance Profile.

																	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
RW3DNIHALON	XX	XX	XX	XX				1	1	1	1	1	1	1	1
2CSR1MOIVNN	XX	XX	XX	XX				3	3	3	2	1	3	2	1	*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3 COMMENT: The loan file did not include the HUD and no alternative documents were available to complete the compliance testing.	*** (OPEN) Missing Appraisal - EV 2
TFYCV5XD4N1	XX	XX	XX	XX	2	2	2	1	2	2	1	2	*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
																	COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.
PONLITFXB22	XX	XX	XX	XX	2	2	2	1	2	2	1	2	*** (OPEN) Application on/after 2010 and Service Provider List is Missing - EV 2

*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownerhip Counseling Disclosure is missing.

																	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
ESMUG3GQUHY	XX	XX	XX	XX				1	1	1	1	1	1	1	1
ROB2TJYSFBB	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
LIMBRENUF1P	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Unable to verify PITI on other mortgage related obligations (ATR) - EV 3
																COMMENT: The loan does not meet the ability to repay. The borrower owns several rental properties, 4 of which were disclosed at the time of origination. Rental income was miscalculated at origination. The tax returns (pg xx) reflected other expenses (line 19) that were included back in the overall calculation. The file did not include evidence to determine this was an allowable fee to be included in the overall rental calculation. Additionally, the file included a lease (pg xx) for a property that was not included on the final loan application. The file is missing all documentation for the property located a XX The file is missing the payment history and PITIA for the property. Removing the other expenses from the rental calculation results in rent loss of $4,016.58. Origination calculations reflected rent loss of $81.00.
EIKCKZWLXPY	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Missing sufficient employment documentation (ATR) - EV 3
																COMMENT: The loan file does not contain validation that the borrower has been employed with employer for 2 years as indicated on the application. The Verbal VOE in file does not reference a hire date. The tax transcripts of W2's for 2020 show 2 separate W2's, this was not addressed. The file did not contain bank statements that verified payroll deposits. Agree. S&D reason, income misrepresentation - FNMA Repurchase: Fraud confirm misrep of employment, Borrower did not disclose she was self employed as business owner of Perfect choice Health management, file contained falsified income documentation, i.e. payroll check that did not match date of deposits into borrowers checking account, check dated for Janurary and February were deposited on 4/XX/2021.
K4S4JVPJTI2	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan did not meet the DTI guideline. The Loan was approved with a AUS DU DTI of 30.84%. The Audit DTI is not able to be calculated due to the misrep of income/employment. The URLS page XX0, reflects the borrower was employed with his current employer in Texas for 2 years but it also shows that he has only been living in Texas for 9 months and prior to that lives in California. The origination credit report page XX shows the prior residence in CA and employment with two other companies with reporting dates of 1/20 and 12/20. Additionally, the file has an ID page XX, which confirms the Texas Drivers License was issued 2/XX/2021. The file has a 2020 W2 form from his disclosed employer in Texas reflecting a full years of earnings. The borrowers bank statements page XX, do not support the level of income. The source of funds for the full increase of $55,393.11, in the March statement was not addressed. Internet searches; XX reflects the owner of the disclosed employer is the borrowers brother, who provided the gift funds, and the file is missing the required 2 years tax returns. Agree. S&D reason, Income misrepresentation - FNMA Repurchase; Fraud confirm misrep of income/employment; Per 1003 borrower was employed by  XX since 05/XX/19 earning $13,895 monthly, 1003 also shows borrower has only lived in TX for 9 months, prior to that he lived in CA; Paystubs are generic and show no deductions, no payroll direct deposits on statements; Borrower purported his brother owns the business and his sister-in-law was contact for VOE; Brother XXalso gave gift of $25,000 and statements show several XX transfers to both borrower's brother & sister-in-law.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
																COMMENT: The DTI did not meet the ATR. The Loan was approved with a AUS DU DTI of 30.84%. The Audit DTI is not able to be calculated due to the misrep of income/employment. Loan does nto meet overlays. Agree. S&D reason, Income misrepresentation - FNMA Repurchase; Fraud confirm misrep of income/employment; Per 1003 borrower was employed by XX since 05/XX/19 earning $13,895 monthly, 1003 also shows borrower has only lived in TX for 9 months, prior to that he lived in CA; Paystubs are generic and show no deductions, no payroll direct deposits on statements; Borrower purported his brother owns the business and his sister-in-law was contact for VOE; Brother XX also gave gift of $25,000 and statements show several Zelle transfers to both borrower's brother & sister-in-law.
RC2OGCRGESC	XX	XX	XX	QM/APOR SH	QM/APOR SH	3	1	3	1	1	1	1	1	*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on 12/XX/2021 and per the last revised PCCD issued on 12/XX/2021,  the loan disbursed on 12/XX/2021. Loan could not disburse until after the end of the rescission period; rescission ended on 12/XX/2021.  The defect can be cured by providing the true funding date.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																		COMMENT: The loan file did not meet ATR for the additional mortgage obligations. The fraud report in file reflects an additional property owned by the borrower located at XX, which was undisclosed on the final 1003 and not considered in the DTI. The file is missing the Verification of Mortgage on this property and the PITI.
VTTVUOUFXU0	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
GNAQ5JKXPTE	XX	XX		XX	Not Covered/Exempt	Not Covered/Exempt		1	1	1	1	1	1	1	1
E1M2HHRVYKV	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
S4KL5BSUJMR	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	1	3	3	1	3	2	*** (OPEN) Property Type unacceptable under guidelines - EV 3
COMMENT: The property is ineligible due to safety, soundness and structural integrity. The subject is a manufactured home with a 500 sq. ft. addition that has not been inspected to ensure that it meets all building codes and overall the appraiser indicates there is $5,000 in repairs to siding, holes in the wall and other issues with the subject to be addressed. Agree S& D reason, ineligible due to safety, soundness and structural integrity FNMA Repurchase; Ineligible manufactured home - with additional/structural modification; subject has 500 sq ft additiona with game room, bath and sitting area, an inspection was required by third party verifying structural modification is deemed structurally sound; ineligible property - safety, soundness and structural integrity - based on the appraisal subject has missing/damaged siding on back of home, appraisal should be made "subject to" final inspection verifying repairs have been completed; MI will remain in force	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 4/XX/23 was provided more than 60 calendar days after the consummation date, 11/XX/21. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) TRID - Zero tolerance violation - EV R
																		COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on 10/XX/2021 was not accepted because a valid reason was not provided: Appraisal Fee. A cost to cure in the amount of $150.00 is required, however, because $18.40 was previously provided, the remaining cure required is $131.XX. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
ALPFPDOAVZK	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	1	3	1	1	3	1	*** (OPEN) Property Issues indicated - EV 3
																COMMENT: The subject property is ineligible. The subject is a 2 unit property with an additional accessory unit. FNMA guidelines do not allow for this property type. Agree. S&D reason, ineligible property - number of units - FNMARepurchase; per appraisal subject was a 2-unit with a cabana; according to the photos and prior listing provided by FNMA, the cabana has all the elements of ADU including built in stove, bedroom and bathroom; FNMA guide does not allow multi-family properties to have accessory units.
QYWCIA5XMZZ	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
TUAJH0DOSTK	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Bankruptcy History does not meet guidelines - EV 3
																COMMENT: The loan does not met the guideline requirement for seasoning of a bankruptcy. The borrower had Chpt 11 bankruptcy with insufficient time since dismissal. The Borrower had a Chapter 11 Bankruptcy filed 04/XX/2016 (Pg xx) and discharged 02/XX/2021 (Pg xx). A four-year waiting period was not met. The Borrower had multiple additional bankruptcy filings; Chapter 13 filed 06/XX/2011 and dismissed 01/XX/2021; a Chapter 13 Bankruptcy filed 03/XX/2012 and dismissed 12/XX/2012 (Pg xx); Chapter 13 filed 04/XX/2013 and dismissed 08/XX/2013 (Pg xx). Agree. S&D reason, significant derog. credit event - requirement not met - FNMA/xx purchase; significant derogatory credit event - requirements not met, credit report revealed Chapter 11 bk was discharged 2/XX/21, waiting period not met.
Z4HBY2IYRX2	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	2	2	1	1	2	1	1	2	*** (OPEN) QM Points and Fees - EV 2
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $XX or more, and the transaction's total points and fees is $18,754.60, which exceeds 3 percent of the total loan amount of $XX. The following fees were included in the calculation: Administration fee, Loan Origination, Loan discount fee (less excludable bona fide discount points). If transaction meets guidelines for business purposes, the affidavit of occupancy and the statement from the consumer stating the cash is to be used for business purpose may cure the violation. The transaction is a refinance of an investment property. The statute of limitation has expired.

*** (OPEN) TRID - 10% tolerance violation - EV 2
																	COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee (12/XX/21). A cost to cure in the amount of $54.40 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the statement from the consumer stating the cash is to be used for business purpose may cure the violation. The transaction is a refinance of an investment property. The statute of limitation has expired.
CMUPTMKYGHG	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 4/XX/2023 was provided more than 60 calendar days after the consummation date, 12/XX/2021. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) TRID - Zero tolerance violation - EV R
																		COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on 12/XX/2021 was not accepted because a valid reason was not provided: Administration Fee. A cost to cure in the amount of $1,095.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
RRYIWFDC23Y	XX	XX	XX	Not Covered/Exempt	Not Covered/Exempt	3	3	3	1	1	3	1	1	*** (OPEN) AUS: File does not contain all AUS Reports run - EV 3
																COMMENT: Per the 1008 in file (P xx), the loan closed with LP Accept, 47.51% DTI and 75% LTV/CLTV. The file did contain post closing DU (P xx). The file did not contain the LP and terms could not be reviewed.		*** (CURED) Missing sufficient employment documentation (ATR) - EV R COMMENT: The loan file did not contain VVOE for Co-Borrower within 10 days of close.
WEBTCQ3MVE3	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																		COMMENT: The loan failed the Revised Loan Estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on 1/XX/2022 was issued on the same day or after providing the Closing Disclosure issued on 1/XX/2022 initial CD date.
3PAQTPBTPJA	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
TZZNV21NBBR	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
ILH30JIBT10	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Assets are not sufficient to close - EV 3
																COMMENT: The loan did not meet guidelines, due to insufficient assets verified as required by the AUS. The loan was approved with assets of $62,346.87 per the DU AUS page XX. The AUS required $49,415 in assets to be verified. The loan file contains several XX accounts, some in the borrowers name and some in other family members names. The xx account with the largest balance of $86,223.23 on page XX showed a prior monthly balance of $1,240.99. The file is missing the documentation to verify the source of funds for four deposits, $60,000 page XX, $11,692 on 01/06; $9,081 and $5,021 on 12/28 page XX. These funds are part of the required fund to close the subject. Agree. S&D reason, Asset validation - undocumented large deposit/increase - FHLMC Repurchase; Unsourced large deposit for $60,000 came from sister's account, borrower is not owner of account funds would be considered a gift which is not allowed on investment properties; Additional unsourced large deposits $11,692 on 01/06; $9,081 and $5,021 on 12/28; Excluding unsourced large deposits/gift funds, borrower short funds to close and reserve requirements totaling $57,130.
3QGYI1ODGIY	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
ASZB5MYORSL	XX	XX		XX	Not Covered/Exempt	Not Covered/Exempt		1	1	1	1	1	1	1	1
J5H3MALFZGL	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
D5ECJRPTUGP	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 3
COMMENT:   DU required verification of Borrower's primary mortgage, which was not reflected on credit report, for previous 12 months from XX $547,018 (P xx).  The file contained January 2022 and December 2021 mortgage statements (P xx).  The file did not contain 12 months mortgage history as required.

*** (OPEN) Unable to verify all credit obligations (ATR) - EV 3
																COMMENT: The LoanSafe in file (P 1207) had a high alert for undisclosed REO. It reflected (P xx) the Borrower closed on undisclosed property on 2/XX/2022, with loan amount of $XX, for property at XX. The subject loan closed 2/XX/2022. It was noted (P xx) origination UW knew about loan, since alert was cleared with statement "Terms disclosed". However, there was not an updated application or DU in file. The loan was approved with DTI of 47.84%. The payment for new loan, taxes, insurance and HOA documentation was not located in the file, so accurate audit DTI could not be calculated. Agree. S&D reason, Undisclosed mortgage, FNMA Repurchase; Self-reported, Undisclosed mortgage opened 2/XX/2022 with UWM for $XX payment $3,266 for purchase of XX including the PI payment resulted in revised DTI of 73.54%.
P4SAX5IEP2W	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
M4HSGKDISBH	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
JCUVGUCAVFC	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan did not meet the DTI guideline. The loan was approved at origination with a DTI of 35.54% per the AUS DU on page XX.  The borrowers income was incorrectly calculated, the 2020 tax return page XX only supports a monthly income of $167, resulting in an Audit DTI 115.68%.  Agree.  S&D reason, , Incorrect income calculation - self-employed - FHLMC Repurchase; Borrower's income from Uber was incorrectly calculated as $5,867, revised $167 based on 12-month average from 2020 Schedule C; CBs income was incorrectly calculated as $2,258 revised $2,191 which resulted in a revised DTI of 105%.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
																COMMENT: The DTI did not meet the ATR. The Loan was approved with a AUS DU DTI of 34.54%. The increase in DTI was due to an incorrect income calculation, resulting in an Audit DTI of 115.68%. The loan does not meet Overlays as the disposable income is -$380. monthly.Agree. S&D reason, Incorrect income calculation - self-employed - FHLMC Repurchase; Borrower's income from Uber was incorrectly calculated as $5,867, revised $167 based on 12-month average from 2020 Schedule C; CBs income was incorrectly calculated as $2,258 revised $2,191 which resulted in a revised DTI of 105%.
GRDPSROIVHX	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
U1CRTWPLMF1	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 4/XX/2023 was provided more than 60 calendar days after the consummation date, 3/XX/22. Per § 1026.19(f)(2)(v)), if the creditor cures a violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) QM Points and Fees - EV R
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XX or more, and the transaction's total points and fees is $6,680.27, which exceeds 3 percent of the total loan amount of $XX.  The following fees were included in the calculation: Administration Fee paid by Borrower: $1,095.00,
																		Mortgage Broker Fee (Indirect) $3,031.88, Points - Loan Discount Fee paid by Borrower: $2,553.XX. If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation. If transaction meets guidelines for business purposes, the affidavit of occupancy and the statement from the consumer stating the cash is to be used for business purpose may cure the violation.
2U3H3C3BIBO	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
3HF0P1JTXXU	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
CSGPXBGYIZX	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
MLPLTOBBCKQ	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
B42BWA142R1	XX	XX	XX	Not Covered/Exempt	Not Covered/Exempt	3	3	3	3	1	3	3	1	*** (OPEN) Missing asset documentation (ATR) - EV 3
COMMENT:   The loan did not meet the ability to manage repayment based on unsourced large deposit.  Business bank account (P xx), dated 4/XX/22,  was used for verification of required reserves, in the amount of $28,761.72, per AUS (P xx).  The bank account reflected balance of $31,105.60, but a large and unusual deposit was made 4/XX/2022. The file did not contain documentation of any acceptable source of funds.  Agree. S&D reason, Reserves requirements of $29,228 not met, unsourced large deposit of $25,000 (per borrower this was a gift, which is not allowed on investment properties).

*** (OPEN) Property Issues indicated - EV 3
																COMMENT: Condo does not meet requirements based on FHLMC review. Ineligible condo project due to self-managed and lack of reserves. Agree. S&D reason, Project reserve requirement not met-FHLMC Repurchase; Ineligible Condo Project- HOA is self-managed and does not maintain reserves for capital expenditures or repairs; (Not sent for review by Condo Review Team).
QPGMXBATMF1	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
MDO2TZ51JDP	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
CFLUX4VT5GK	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 3
																COMMENT: The loan did not meet the eligibility guideline. The Fraud report page XX confirms the borrower was not on title for 12 months and the private Note page XX0, confirms the borrower was not on the loan. S&D: Agree, FHLMC Repurchase; File did not meet refinance eligibility requirements, borrower was not on title for 12 months.
2FEQI5YPVOR	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
Y4FAUYC5VLQ	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		3	1	3	1	1	1	1	1
MPN54GVJZUL	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
WH5TP5YNWMW	XX	XX		XX	Not Covered/Exempt	Not Covered/Exempt		1	1	1	1	1	1	1	1
FLK4WQWFOGX	XX	XX		XX	Not Covered/Exempt	Not Covered/Exempt		1	1	1	1	1	1	1	1
BMDIHJIJD5B	XX	XX	XX	Not Covered/Exempt	Not Covered/Exempt	3	1	1	3	1	1	1	1	*** (CURED) Property Issues indicated - EV R
																		COMMENT: The Special Reserve Assessment (pg xx) reflecting a HOA Special Assessment in the amount of $7,131 per unit (504 Units $3,594,024) ($53.18 per month, term 180 months starting 03/XX/22) to completed 20 needed improvements/upgrades majority of funds going toward roof, building and wall paint, asphalt repairs, pool deck and plastering. The file is missing an engineer's report or similar document to confirm whether repairs are critical, material deficiencies or significant deferred maintenance.
QGFPMT2ZJON	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
2V4DKEGEXD3	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
RDK1Z3B1VPV	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Assets are not sufficient to close - EV 3
COMMENT:   The borrowers bank statements show 2 deposits that were originated from credit cards, 3/XX/2022 for $15,000 and 5/XX/22 for $12,000.  Per FNMA guidelines, B3-4.3-16 the use of credit card financing is not allowed for a down payment.  The borrower had insufficient funds without the deposits.  Assets required per DU were $89,291.00, the assets verified without the credit card deposits were $63,616.17 which were insufficient.

*** (OPEN) Missing asset documentation (ATR) - EV 3
																COMMENT: The borrowers bank statements show 2 deposits that were originated from credit cards, 3/XX/2022 for $15,000 and 5/XX/22 for $12,000. Per FNMA guidelines, B3-4.3-16 the use of credit card financing is not allowed for a down payment. The borrower had insufficient funds without the deposits. Assets required per DU were $89,291.00, the assets verified without the credit card deposits were $63,616.17 which were insufficient.
DQNA4YSM4SY	XX	XX		XX	Not Covered/Exempt	Not Covered/Exempt		1	1	1	1	1	1	1	1
JXR2P5QTMCU	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
4SFBG50V3N2	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Missing Documentation - EV 3
																COMMENT: The File contains two letters pages 1559 and 1561, one states that the 8 properties lists have no HOA fees and the second states six properties are owned by XX The file is missing documentation/clarification for why only four properties were disclosed and included on the URLA and business tax returns from Dahlak to support the borrowers provided explanation. Agree. S&D reason, Income not documented - rental income/loss - FHLMC Repurchase; Letter from borrower showings 8 properties owned, not all were listed on the 1003; Another letter states 6 properties are owned by XX, file does not contain business tax returns nor were all liabilities tied to REO properties verified.
CUJJHA0NJHT	XX	XX		XX	Not Covered/Exempt	Not Covered/Exempt		1	1	1	1	1	1	1	1
FNWLA3CDEOF	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 3
																COMMENT: The file has documentation supporting a case #XX which was issued 7/XX/2022, the file had a second case number #XX, that the loan closed under. The loan file includes a cancellation notice for #XX; however it is dated 11/XX/2022 after the subject closing of 11/XX/2022. The 2 case #'s is not acceptable under FHA guidelines. Agree. S&D reason, - NOR issued 12/XX/22 FHA Case XX with active appraisal. Lender must provide documentation showing borrower is no longer interested in property. Provide Security Instrument (deed) for current loan (Prior case MCR - Refer findings, housing ratio exceeds 40% lack of compensating factors for manual underwrite).
ABKCC222K3S	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 4/XX/2023 was provided more than 60 calendar days after the consummation date, 12/XX/2022. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) TRID - 10% tolerance violation - EV R
																		COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to and addition of the following fees were not accepted because a valid reason was not provided: Title E-Doc Fee (12/XX/2022), Title Settlement Fee (12/XX/2022), Title Tax Cert (12/XX/2022), Title Wire (12/XX/2022). A cost to cure in the amount of $95.80 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
4UL1MHT010T	XX	XX		XX	Not Covered/Exempt	Not Covered/Exempt		1	1	1	1	1	1	1	1
BOCETEQPDNY	XX	XX	XX	XX				3	3	3	1	1	3	1	1	*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3 COMMENT: The loan file did not include the HUD and no alternative documents were available to complete the compliance testing.	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 *** (OPEN) Right of Rescission missing or unexecuted - EV 2
G0KETR42BDH	XX	XX	XX	XX	2	2	1	1	2	1	2	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ) The finance charge is $86,356.52. The disclosed finance charge of $86,059.79 is not considered accurate because it is understated by more than $100. The statute of limitations has expired; downgraded based on Client Compliance Profile.

																	*** (OPEN) Missing Appraisal - EV 2
5V00QROJD2C	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
W3ZBARKJMFW	XX	XX	XX	Not Covered/Exempt	Not Covered/Exempt	3	3	3	1	1	3	1	1	*** (OPEN) Unable to verify PITI on other mortgage related obligations (ATR) - EV 3 COMMENT: The file was also missing evidence of the homeowners insurance for the borrowers primary residence - XX	*** (CURED) Application Missing - EV R
COMMENT:   The final executed 1003 for both borrowers is missing from the loan file.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The loan does not meet the guidelines based on the AUS.  The borrowers income was calculated using rental income for property XX of $1263 monthly.  The file did not include a lease or Schedule E to document rental income; therefore, the full payment of  $275.17 was added to the overall debt to income and no income was provided for the borrower.  The file was also missing evidence of the homeowners insurance for the borrowers primary residence.  The audit DTI is 106.XX.  The overlays allow a max DTI of 65%. Residual income of family of 2 in the state of CA required $713 and audit residual income was -$90.XX.  Agree with the S&D reason: Incorrect income calculation - rental income/loss - FHLMC Repurchase; Rental income for XX incorrectly calculated as $1,561.25, FHLMC recalculated as $423.61 monthly; Missing taxes and insurance for co-borrower's primary residence; Revised DTI 55%

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The loan does not meet the ability to repay.  The borrowers income was calculated using rental income for property XX of $1263 monthly.  The file did not include a lease or Schedule E to document rental income; therefore, the full payment of  $275.17 was added to the overall debt to income and no income was provided for the borrower.  The file was also missing evidence of the homeowners insurance for the borrowers primary residence.  The audit DTI is 106.XX.  The overlays allow a max DTI of 65%. Residual income of family of 2 in the state of CA required $713 and audit residual income was -$90.XX.  Agree with the S&D reason: Incorrect income calculation - rental income/loss - FHLMC Repurchase; Rental income for XX incorrectly calculated as $1,561.25, FHLMC recalculated as $423.61 monthly; Missing taxes and insurance for co-borrower's primary residence; Revised DTI 55%

*** (CURED) Tax Returns - EV R
																		COMMENT: The file is missing Schedule E tax returns to properly document the rental income for the subject property and XX.
CFTTNWHEPTA	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	2	2	1	1	2	1	1	2	*** (OPEN) APR Variance Did Not Pass - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $136,684.96. The disclosed finance charge of  $120,087.49 is not considered accurate because it is understated by more than $100.  The loan is understated by $16,597.47. The loan also failed the TILA APR tolerance test. Per Regulation Z, the disclosed APR is considered inaccurate if it is more than 0.125% above or below the actual APR. The final (last revised) CD, dated 3/XX/19 has a disclosed APR of 4.032%, which is .479% less than the system calculated APR of 4.511%. The following fees were applied toward the APR: Document Preparation Fee paid by Borrower: $45.00, Flood Certification - Single Charge or Life of Loan paid by Borrower: $18.00, MERS Registration paid by Borrower: $12.00, Mortgage Insurance Premium paid by Borrower: $0.40, Mortgage Insurance Premium paid by Borrower: $3,010.00, Office Expenses paid by Borrower: $25.00, Prepaid Interest paid by Borrower: $33.57, Processing Fee paid by Borrower: $175.13, Tax Transcripts Fee paid by Borrower: $15.50, Title Closing Protection Letter paid by Borrower: $25.00, Title Courier Fee paid by Borrower: $35.00, Title Settlement Fee paid by Borrower: $175.00, Title Title Services paid by Borrower: $55.00, Underwriting Fee paid by Borrower: $900.00.  The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.  The statute of limitations has expired.

*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The Title Fees were included in Section B of the PCCD issued on 3/XX/2021.   However, the fee should have been entered under Section C.

*** (OPEN) TRID - Zero tolerance violation - EV 2
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because a valid reason was not provided: Appraisal Fee (10/XX/19), Underwriting Fee (10/XX/19) and Office Expenses (3/XX/21). A cost to cure in the amount of $225.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitations has expired.
F4JNKMWCAX2	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	2	2	1	1	2	1	1	2	*** (OPEN) TRID - 10% tolerance violation - EV 2
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to  the following fee(s) was not accepted because a valid reason was not provided: Recording Fee (10/XX/2019).  A cost to cure in the amount of $93.70 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).  The statute of limitations has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 9/XX/2019 was not accepted because a valid reason was not provided: Transfer Taxes. A cost to cure in the amount of $1,248.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitations has expired.
33VSR3LUPT0	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	3	1	1	3	1	*** (OPEN) Property Issues indicated - EV 3
																COMMENT: Review of the appraisal does not support the value established based on all comparables being significantly larger than the subject. The subject is 2200 sq. ft and the comps range from 2800 sq. ft. to 3400 sq. ft.. The adjustments for bathrooms and garage are questionable as is the distance of the comparable 2.36 - 4.54 mile. Large 105 lin adjustment for the subject having a workshop and storage and the comparables having none, while a small adjustment was made for the lack of garage on the subject. Value is not supported. Agree S&D reason, comparable adjustments - FNMA/Freedom Repurchase; CU 4.7:failure to adjust comparable; failure to report and/or analyze subject sales history; inadequate comparable adjustments; use of physically dissimilar sale - GLA.		*** (CURED) VVOE > 10 days prior to Note date - EV R COMMENT: Verbal verification of employment for the co-borrower is date 8/27, greater than 10 days prior to the Note date of 9/XX.
RMLYDH1YEID	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	3	3	1	1	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan does not meet the guidelines based on the AUS.  The borrowers income was calculated using 2021 Profit and Loss through 9.2021 at origination.  The file included 2019 1065 (pg xx) confirming income of $125,421, 2020 1065 (pg xx) confirming income of $135,000, profit and loss through 9.2021 (pg xx) confirming $191,024.11 net income @ 50% (ownership) /9 resulting in a monthly income of $612.4510 and a profit and loss through 7.2021 (pg xx) confirming $51,551 net income @ 50% (ownership) /7 resulting in a monthly income of $3,682.21. The 2021 indicates gross receipts of $297,452, in 2020 gross receipts were $131,864 and 2019 gross receipts were $19,041; The business bank statement from July through September reflect total deposits of $2,012,720, with the majority of deposits being transferred from another business account.  The additional business statement were not in the file and therefore, should be excluded. The statements for July and August reflected additional deposits for $1,226,094 (pg xx) and $583,072 (pg xx) which were not sourced and exceeded gross receipts for the entire year.  The most conservative income calculation excluding the unsourced deposits is profit and loss through July 2021. The overlays allow a max DTI of 65%. Residual income of family of 5 in the state of NJ required $921 and audit residual income was -$142.79. Audit DTI is 103.9%.  Agree with S&D Reason: Income not documented - self-employed - FHLMC Repurchase; Self-reported; Self-employed borrower owning XX, FHLMC is unable to determine if COVID Temporary GLs for self-employed borrowers was met, specifically the YTD P&L being supported by business deposits; YTD P&L Jan-Sept 2021 indicates gross receipts of $297,452; 2020 were $131,864 and 2019 $19,041; Business bank statement from July thru Sept reflect total deposits totaling $2,012,720, the majority of deposits were transferred from another business account and statement were not in the file and should be excluded; Additional deposits in July & August for $1,226,094 and $583,072 were unsourced and exceeds gross receipts for the entire year; File does not contain additional documentation to explain YTD P&L, sources of income generated for business or source of deposits for business

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT:   The file did not meet the ability to repay.  The borrowers income was calculated using 2021 Profit and Loss through 9.2021 at origination.  The file included 2019 1065 (pg xx) confirming income of $125,421, 2020 1065 (pg xx) confirming income of $135,000, profit and loss through 9.2021 (pg xx) confirming $191,024.11 net income @ 50% (ownership) /9 resulting in a monthly income of $612.4510 and a profit and loss through 7.2021 (pg xx) confirming $51,551 net income @ 50% (ownership) /7 resulting in a monthly income of $3,682.21. The 2021 indicates gross receipts of $297,452, in 2020 gross receipts were $131,864 and 2019 gross receipts were $19,041; The business bank statement from July through September reflect total deposits of $2,012,720, with the majority of deposits being transferred from another business account.  The additional business statement were not in the file and therefore, should be excluded. The statements for July and August reflected additional deposits for $1,226,094 (pg xx) and $583,072 (pg xx) which were not sourced and exceeded gross receipts for the entire year.  The most conservative income calculation excluding the unsourced deposits is profit and loss through July 2021. The overlays allow a max DTI of 65%. Residual income of family of 5 in the state of NJ required $921 and audit residual income was -$142.79. Audit DTI is 103.9%.  Agree with S&D Reason: Income not documented - self-employed - FHLMC Repurchase; Self-reported; Self-employed borrower owning XX, FHLMC is unable to determine if COVID Temporary GLs for self-employed borrowers was met, specifically the YTD P&L being supported by business deposits; YTD P&L Jan-Sept 2021 indicates gross receipts of $297,452; 2020 were $131,864 and 2019 $19,041; Business bank statement from July thru Sept reflect total deposits totaling $2,012,720, the majority of deposits were transferred from another business account and statement were not in the file and should be excluded; Additional deposits in July & August for $1,226,094 and $583,072 were unsourced and exceeds gross receipts for the entire year; File does not contain additional documentation to explain YTD P&L, sources of income generated for business or source of deposits for business

*** (OPEN) Income documentation is incomplete - EV 3
																COMMENT: The borrowers income was calculated using 2021 Profit and Loss through 9.2021 at origination. The business bank statement from July through September reflect total deposits of $2,012,720, with the majority of deposits being transferred from another business account. The additional business statement were not in the file and therefore, should be excluded. The statements for July and August reflected additional deposits for $1,226,094 (pg xx) and $583,072 (pg xx) which were not sourced and exceeded gross receipts for the entire year. Agree with S&D Reason: File does not contain additional documentation to explain YTD P&L, sources of income generated for business or source of deposits for business.
QV3SPYWVPMI	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
3M5K2WDMSSU	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
KRL20F10KZS	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
HRYYHGANSU5	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	2	3	1	2	*** (OPEN) Property Type does not meet eligibility requirement(s) - EV 3
COMMENT: The loan does meet the guidelines based on the AUS. The guidelines indicate condotels are ineligible. Agree with S&D Reason: Ineligible project - condotel - FHLMC Repurchase; Condo project XX operating as condo hotel and HOA TXX as of 01/XX/21 is involved in litigation with xx involving dispute over access rights;	*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent. The transaction is the purchase of a second home. The statute of limitation has expired.
OB44IL4YK3J	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Missing Documentation - EV 3
																COMMENT: The loan file does not contain validation of the social security number for Borrower II. Two numbers are reflected within the loan file on credit and the loan applications.
BXXOAEL4LKJ	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
COEHFIWPOKV	XX	XX	XX	Not Covered/Exempt	Not Covered/Exempt	3	3	3	1	2	3	1	2	*** (OPEN) Cash reserves less than required by guidelines - EV 3
COMMENT: The loan did not meet the reserves guideline. The loan was approved at origination requiring reserves of $5,973.36 page XX. The file had verification of assets in the amount of $28,454.57, page XX1. However, the borrowers recently paid off the XX mortgage, page XX1, but the $27,125 was not accounted for in the available funds resulting in available funds of $1,329.57 and a reserve shortfall of $4,643.79.	*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 1/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 1/XX/2022. If disclosure was delivered electronically, the E-consent is required as well. If transaction meets guidelines for business purposes, the affidavit of occupancy and the statement from the consumer stating the cash is to be used for business purpose may cure the violation. The transaction is a refinance of an investment property. The statute of limitation has expired.
ZNZQJFM0VRP	XX	XX		XX	Not Covered/Exempt	Not Covered/Exempt		1	1	1	1	1	1	1	1
5BUZ54UOFEJ	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
PPZ3ZLESBJ1	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 3
COMMENT:   The loan did not meet the guideline. The prior Note has a Loan Modification dated 10/XX/2021, page XX but the first payment was not changed.
																S&D: Agree reason, 0 - GNMA Repurchase demand 08/XX/22; Seasoning requirements not met; Prior mortgage closed 12/XX/20 with incorrect first payment date of 10/XX/21; Modified 10/XX/21 changing maturity date to 01/XX/51, first payment was not changed.
M45ONWCAM3J	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
OFYNOIMQ4FT	XX	XX	XX	Not Covered/Exempt	Not Covered/Exempt	3	3	3	1	1	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan did not meet the DTI guideline. The loan was approved at origination with a DTI of 38% per the AUS LP on page XX  The borrowers rental income was miscalculated, 7 of the 8 rental calculations were ineligible due to recent purchase in calendar year, no history to use rental income for qualification purposes, and no primary residence ownership, resulting in an Audit DTI 114.94%.  Agree.  S&D reason, Incorrect income calculation - rental income/loss - FHLMC Repurchase; Rental income from subject property and 6 rental properties borrower purchased in current calendar year cannot be used for qualifying, borrower did not own a primary residence at time of closing, revised DTI 105%.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
																COMMENT: The DTI did not meet the ATR due to DTI of 114.94% which exceeds the origination approval of 38%. The loan was approved at origination with a DTI of 38% per the AUS LP on page XX The borrowers rental income was miscalculated, 7 of the 8 rental calculations were ineligible due to recent purchase in calendar year, no history to use rental income for qualification purposes, and no primary residence ownership, resulting in an Audit DTI 114.94%. Agree. S&D reason, Incorrect income calculation - rental income/loss - FHLMC Repurchase; Rental income from subject property and 6 rental properties borrower purchased in current calendar year cannot be used for qualifying, borrower did not own a primary residence at time of closing, revised DTI 105%.
BSKXMKXANKZ	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
2EFROYMYSHM	XX	XX	XX	Non-QM/Compliant	Non-QM/Compliant	3	2	3	1	3	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated 6/XX/22 was not disclosed within 3 days of the application date, 10/XX/21. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (OPEN) TRID- SPL late - EV 2
COMMENT: The Service Provider List issued on 6/XX/22 was not disclosed within 3 days of the application date, 10/XX/21. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)). ( 12 CFR §1026.19(e)(3)(i) )  Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing documentation for the borrower to support a 2 years history for employment.  The loan application indicates prior to borrowers employment for the previous 9 months with Riverdale Joint unified School district, that she was a student from 1/2017 - 6/2021.  The loan file does not contain validation that the borrower was a student prior to employment to show a 2 year continuance.

*** (CURED) TRID- Initial LE timing fail - EV R
																		COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 6/XX/2022 was not disclosed within 3 days of the application date, 10/XX/2021. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.
WQLCPBZLDOH	XX	XX	XX	Non-QM/Non-Compliant	Non-QM/Non-Compliant	3	3	3	1	1	3	1	1	*** (OPEN) Missing sufficient employment documentation (ATR) - EV 3
																COMMENT: The employment did not meet the ATR, both borrowers had frequent job changes and short term employment and schooling. The file shows gaps in employment that were not properly documented. The stability of employment and income was not established for both borrowers. Agree. S&D reason both borrower and co-borrower employment history and income was not fully documented; Both had frequent job changes/short term employment/intern assignments and prior schooling, also gaps of employment that were not documented; Stability of employment/income was not established; Additional documentation was received Post-Closing which resulted in a revised DTI of 52.23%.
2LNYA5NQ0JU	XX	XX		XX	Non-QM/Compliant	Non-QM/Compliant		1	1	1	1	1	1	1	1
4ORI12XUH1O	XX			XX	Not Covered/Exempt	Not Covered/Exempt		1	1	1	1	1	1	1	1